united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 4/30/25

This amended Form N-CSR is filed to reflect the correct dollar amount under “Costs of a $10,000 investment” on the Reports to Shareholder under Item 1(a).

Item 1. Reports to Stockholders.

(a)
PFG American Funds® Conservative Income Strategy Fund

Class I (PFCOX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

How did the Fund perform during the reporting period?

The Fund provides investors with a broadly diversified strategic allocation that seeks current income and limited price volatility, including exposure to investment grade bonds and dividend-paying equities. The Fund returned 7.55% for the fiscal year ended April 30, 2025, underperforming its benchmark, the Morningstar Conservative Target Risk Index, which returned 9.10% over the same period. The Fund benefited from strong returns across both its short duration money market and fixed income allocations, with the money market segment—comprising 95% of the portfolio—returning 9.66%. Key contributors to performance included the American Funds Income Fund of America (+14.25%) and American Mutual Fund (+11.93%), which leveraged dividend-paying equity exposure to boost returns. Within fixed income, the American Funds Strategic Bond Fund (+9.91%) and Intermediate Bond Fund (+8.96%) contributed meaningfully amid a volatile but overall favorable rate environment. Active manager selection significantly added value, especially in short-term bond and balanced fund exposures. On a weighted basis, the American Funds Intermediate Bond Fund of America (+2.25%) and American Funds Bond Fund of America (+1.66%) were the largest contributors to performance. While overall market volatility remained muted, the Fund’s conservative positioning and diversified approach were well-aligned with its income-oriented objective, leading to a solid year of performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG American Funds Conservative Income Strategy Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$11,298
$10,740
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG American Funds Conservative Income Strategy Fund	Morningstar Conservative Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$10,589	$11,027
Apr-2022	$10,108	$10,215
Apr-2023	$9,964	$10,176
Apr-2024	$9,986	$10,356
Apr-2025	$10,740	$11,298

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Conservative Income Strategy Fund	7.55%	1.44%	1.44%
Morningstar Conservative Target Risk Index	9.10%	2.47%	2.47%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$221,373,013
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$2,596,402
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
74.7%
Mixed Allocation
15.1%
Equity
10.1%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.5%
Equity	10.1%
Mixed Allocation	15.1%
Fixed Income	74.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.9%
Short Term Bond Fund of America, Class R-6	15.0%
American Mutual Fund, Class R-6	10.1%
American Funds Strategic Bond Fund, Class R-6	10.0%
Income Fund of America (The), Class R-6	10.0%
American Balanced Fund, Class R-6	5.0%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG American Funds® Conservative Income Strategy Fund - Class I (PFCOX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFCOX

PFG American Funds® Growth Strategy Fund

Class I (PFGGX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

How did the Fund perform during the reporting period?

The Fund seeks to deliver broad equity market exposure through a strategic allocation to actively managed underlying funds. For the fiscal year ended April 30, 2025, the Fund returned +8.38%, compared to Morningstar Aggressive Target Risk Index returned +11.61% for the same period. Among the leading contributors was the American Funds Growth Fund of America returning (+14.08%), American Funds Fundamental Investors Fund (+12.13%), American Funds New Perspective Fund (+12.24%), and American Funds AMCAP Fund (+9.50%), each benefiting from stock selection in growth-oriented sectors. The largest detractor was the American Funds SMALLCAP World Fund, which returned just +0.14%. On a weighted basis, the American Funds Growth Fund of America (+3.55%) and American Funds Fundamental Investors (+1.70%) were the largest contributors to performance. Overall, performance was driven primarily by strong active management selection, as demonstrated by a 5.74% active return over the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG American Funds Growth Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$18,186
$16,138
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG American Funds Growth Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$14,589	$14,921
Apr-2022	$12,391	$14,083
Apr-2023	$12,328	$14,263
Apr-2024	$14,891	$16,295
Apr-2025	$16,138	$18,186

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Growth Strategy Fund	8.38%	10.05%	10.05%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$922,594,419
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$11,050,998
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
100.0%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.4%
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.9%
New Perspective Fund, Class R-6	15.1%
Smallcap World Fund, Inc., Class R-6	14.9%
AMCAP Fund, Class R-6	14.9%
New Economy Fund (The), Class R-6	10.1%
American Funds Fundamental Investors, Class R-6	10.0%
American Funds - Investment Company of America (The), Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG American Funds® Growth Strategy Fund - Class I (PFGGX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFGGX

PFG BNY Mellon Diversifier Strategy Fund

Class I (PFADX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$204	1.99%

How did the Fund perform during the reporting period?

The Fund seeks to provide diversification from traditional fixed income by allocating to a blend of alternative asset classes. For the fiscal year ended April 30, 2025, the Fund returned +4.67%, while the Bloomberg U.S. Aggregate Bond Index returned +8.02% for the same period. The BNY Mellon Core Plus Fund was the leading contributor, returning +8.13% and benefiting from a volatile but overall favorable interest rate environment. BNY Mellon Developed Markets Real Estate also added positively with a +14.39% return, supported by global real estate recovery. Conversely, the BNY Mellon Natural Resources Fund detracted significantly with a return of -18.78%, as commodity-related equities underperformed amid declining energy prices. On a weighted basis, the BNY Mellon Core Plus Fund (+5.39%) and BNY Mellon Developed Markets Real Estate Securities Fund (+0.60%) were the largest contributors to performance, while the BNY Mellon Natural Resources Fund (-0.30%) was the largest detractor. The Fund maintained its core exposure to high-quality fixed income, while its diversified allocations—particularly to infrastructure and real estate—helped offset volatility from weaker natural resource holdings. Overall, manager selection contributed positively to performance, reflecting the Fund’s diversified and inflation-aware positioning across varying market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG BNY Mellon Diversifier Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,061
$10,983
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG BNY Mellon Diversifier Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,720	$9,801
Apr-2019	$9,778	$10,320
Apr-2020	$9,915	$11,438
Apr-2021	$11,118	$11,408
Apr-2022	$10,714	$10,437
Apr-2023	$10,486	$10,392
Apr-2024	$10,493	$10,240
Apr-2025	$10,983	$11,061

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG BNY Mellon Diversifier Strategy Fund	4.67%	2.07%	1.28%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$108,879,528
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$1,368,659
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.0%
Money Market Funds	0.3%
Open End Funds	97.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
65.6%
Alternative
25.1%
Equity
9.0%
Money Market Funds
0.3%

Value	Value
Money Market Funds	0.3%
Equity	9.0%
Alternative	25.1%
Fixed Income	65.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	65.7%
BNY Mellon Global Real Return Fund, Class I	25.1%
BNY Mellon Global Real Estate Securities Fund, Class I	5.0%
iShares Global Infrastructure ETF	2.0%
BNY Mellon Natural Resources Fund, Class I	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG BNY Mellon Diversifier Strategy Fund - Class I (PFADX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFADX

PFG BR Target Allocation Equity Strategy Fund

Class I (PFESX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$208	1.99%

How did the Fund perform during the reporting period?

The inception for this Fund was 5/1/2020. The Fund is tactically managed, providing investors with global equity exposure. The Fund returned +8.99% for the fiscal year ended April 30, 2025, underperforming the Morningstar Aggressive Target Risk Index, which returned +11.61%. The Fund saw strong contributions from U.S. and international equity exposures. Notably, iShares U.S. Equity Factor Rotation ETF (+15.30%) and iShares MSCI EAFE Value ETF (+19.32%) were key outperformers, while iShares Core S&P 500 ETF and iShares S&P 500 Growth ETF also contributed positively. However, positions such as iShares MSCI USA Momentum Factor ETF (−1.25%) and iShares S&P 100 ETF (−5.52%) detracted from overall results. On a weighted basis, the iShares Core S&P 500 ETF (+4.57%) and iShares S&P 500 Growth ETF (+1.70%) were the largest contributors to performance, while the iShares S&P 100 ETF (-0.19%) was the largest detractor. From an attribution standpoint, the Fund benefitted from manager selection, particularly in the U.S. equity sleeve, which helped offset underperformance from select factor-based and momentum strategies. The portfolio remained fully invested, with minimal allocation to cash equivalents, and active positioning emphasized diversified global equity exposure with tactical tilts toward quality, value, and factor rotation themes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG BR Target Allocation Equity Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$18,186
$16,502
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG BR Target Allocation Equity Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$14,212	$14,921
Apr-2022	$12,892	$14,083
Apr-2023	$12,983	$14,263
Apr-2024	$15,141	$16,295
Apr-2025	$16,502	$18,186

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG BR Target Allocation Equity Strategy Fund	8.99%	10.54%	10.54%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$311,182,878
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$3,457,118
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.8%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.5%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF, USD Class	25.7%
iShares MSCI USA Quality Factor ETF	13.0%
iShares S&P 500 Growth ETF	12.0%
iShares U.S. Equity Factor Rotation Active ETF	10.0%
iShares S&P 500 Value ETF	8.4%
iShares MSCI EAFE Value ETF	7.0%
iShares MSCI EAFE Growth ETF	4.5%
iShares U.S. Technology ETF	4.1%
iShares MSCI Emerging Markets ex China ETF	3.5%
iShares Core MSCI Emerging Markets ETF	3.5%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG BR Target Allocation Equity Strategy Fund - Class I (PFESX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFESX

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Class I (PFFBX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	1.99%

How did the Fund perform during the reporting period?

The inception for this Fund was 10/29/2021. The Fund returned +5.94% for the fiscal year ended April 30, 2025, underperforming the Bloomberg US Aggregate Bond Index, which returned +8.02% over the same period. The Fund benefited from strong security selection across core fixed income sectors and a modest allocation to taxable municipals and corporate credit. Fidelity Advisor Total Bond Z (+8.40%) and Fidelity Corporate Bond ETF (+8.24%) were key contributors, supported by favorable duration positioning and sector allocation. The iShares MBS ETF (+9.03%) and Invesco Taxable Municipal Bond ETF (+7.05%) also aided performance, though the latter trailed its benchmark modestly. On a weighted basis, the Fidelity Advisor Total Bond Fund Z (+2.96%) and Fidelity Corporate Bond ETF (+2.09%) were the largest contributors to performance. The Fund’s underweight to Treasury and agency securities, combined with active exposure to higher-yielding segments, contributed to relative outperformance. The overall investment approach remained focused on generating income while maintaining broad diversification and interest rate risk aligned with the benchmark. As of April 30, 2025, fixed income holdings comprised the vast majority of the portfolio, consistent with the Fund’s core plus mandate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$9,595
$9,175
Oct-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Oct-2021	$10,000	$10,000
Apr-2022	$9,000	$9,053
Apr-2023	$8,799	$9,014
Apr-2024	$8,661	$8,882
Apr-2025	$9,175	$9,595

Average Annual Total Returns

	1 Year	Since Inception (October 29, 2021)
PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	5.94%	-2.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	-1.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$66,072,759
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$714,439
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	40.8%
Money Market Funds	0.7%
Open End Funds	58.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.6%
Money Market Funds
0.7%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.7%
Fixed Income	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	40.7%
Fidelity Corporate Bond ETF	22.0%
Fidelity Advisor Strategic Income Fund, Class Z	18.0%
iShares MBS ETF	10.0%
Invesco Taxable Municipal Bond ETF	8.9%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.2%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund - Class I (PFFBX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFFBX

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Class I (PFFFX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$208	1.99%

How did the Fund perform during the reporting period?

The Fund provides investors with a passive, globally diversified, strategic equity allocation. The Fund returned +9.32% for the fiscal year ended April 30, 2025, compared to the Morningstar Aggressive Target Risk Index return of +11.61%. Fidelity 500 Index (+12.08%) performed in line with the S&P 500 and International developed and emerging markets, represented by the Fidelity Global ex U.S. Index (+12.67%), also performed well and contributed positively to overall results. Mid-cap and small-cap segments posted more modest gains, with the Fidelity Mid Cap Index Fund (+7.32%) and the Fidelity Small Cap Index Fund (+1.03%) underperforming relative to large-cap equities. On a weighted basis, the Fidelity 500 Index Fund (+7.05%) and Fidelity Global ex US Index (+3.94%) were the largest contributors to performance. Allocation decisions had minimal impact, while modest positive manager selection effects—particularly in international equities—supported returns. Overall, the Fund benefited from broad equity market strength despite some dispersion across regions and capitalizations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$18,186
$17,149
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Fidelity Institutional AM Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$14,472	$14,921
Apr-2022	$13,550	$14,083
Apr-2023	$13,650	$14,263
Apr-2024	$15,688	$16,295
Apr-2025	$17,149	$18,186

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Index Strategy Fund	9.32%	11.40%	11.40%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$397,780,602
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$4,260,101
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.6%
Open End Funds	99.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.6%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	60.7%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
Fidelity Small Cap Index Fund, Institutional Premium Class	4.9%
Fidelity Mid Cap Index Fund, Institutional Premium Class	4.0%
BlackRock Liquidity FedFund, Institutional Class	0.6%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Fidelity Institutional AM® Equity Index Strategy Fund - Class I (PFFFX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFFFX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Class I (PFFSX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	1.99%

How did the Fund perform during the reporting period?

The Fund provides investors with a tactically managed allocation that tilts exposure to sectors based on shifts in the business cycle. For the fiscal year ended April 30, 2025, the Fund returned +5.66%, underperforming the Morningstar Aggressive Target Risk Index, which returned 11.61% over the same period. Key contributors included the Fidelity MSCI Financials ETF (+21.87%) and the Fidelity Advisor Communication Services Fund (+16.14%), which benefited from solid market conditions in their respective sectors. On a weighted basis, the Fidelity MSCI Financials ETF (+2.64%) and Fidelity Advisor Technology Fund (+2.11%) were the largest contributors to performance, while the Fidelity MSCI Energy ETF (-0.32%) was the largest detractor. Tactical positioning that favored defensive allocations and maintained higher cash levels was a drag relative to the fully invested benchmark. While sector selection in Financials and Communication Services added value, detractions from Real Estate, Materials and Energy were headwinds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Equity Sector Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$18,186
$18,008
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Fidelity Institutional AM Equity Sector Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$13,591	$14,921
Apr-2022	$13,942	$14,083
Apr-2023	$14,772	$14,263
Apr-2024	$17,043	$16,295
Apr-2025	$18,008	$18,186

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Sector Strategy Fund	5.66%	12.49%	12.49%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$415,673,332
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$5,005,716
Portfolio Turnover	114%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	70.1%
Money Market Funds	0.4%
Open End Funds	29.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.9%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.4%
Equity	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	22.8%
Fidelity MSCI Financials Index ETF	22.4%
Fidelity MSCI Consumer Discretionary Index ETF	19.0%
Fidelity MSCI Industrials Index ETF	14.3%
Fidelity MSCI Real Estate Index ETF	8.2%
Fidelity Advisor Communication Services Fund, Class Z	6.7%
Fidelity MSCI Materials Index ETF	3.0%
Fidelity MSCI Consumer Staples Index ETF	2.4%
Fidelity MSCI Energy Index ETF	1.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund - Class I (PFFSX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFFSX

PFG Global Equity Index Strategy Fund

Class I (PFSGX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund seeks growth of capital with exposure to passively managed and low-cost ETFs to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization. The Fund returned +7.36% for the fiscal year ended April 30, 2025, underperforming its benchmark, the Morningstar Aggressive Target Risk Total Return Index, which gained 11.87%. U.S. equity exposure was the largest contributor to performance, with the Vanguard Total Stock Market ETF (+3.40%) and Vanguard Growth ETF (+2.00%) leading gains, although both modestly lagged their respective benchmarks. The Fund’s allocation to international equities contributed positively overall, with strong results from the Vanguard Total International Stock ETF (+2.40%) and Vanguard FTSE Developed Markets ETF (+1.86%) more than offsetting modest underperformance in U.S. large-cap value and small-cap holdings. The Fund maintained a nearly full equity allocation, with minimal exposure to cash equivalents, which had a neutral impact. Relative underperformance was primarily driven by minor negative selection effects across U.S. equity subcomponents, despite generally favorable asset allocation decisions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Global Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$11,187
$10,736
05/01/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25

	PFG Global Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
05/01/24	$10,000	$10,000
05/31/24	$10,240	$10,333
06/30/24	$10,370	$10,416
07/31/24	$10,570	$10,696
08/31/24	$10,790	$10,973
09/30/24	$11,020	$11,230
10/31/24	$10,770	$10,957
11/30/24	$11,170	$11,401
12/31/24	$10,816	$10,968
01/31/25	$11,139	$11,376
02/28/25	$11,079	$11,349
03/31/25	$10,675	$11,044
04/30/25	$10,736	$11,187

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2024)
PFG Global Equity Index Strategy Fund	7.36%	7.36%
Morningstar Aggressive Target Risk Index	11.87%	11.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,808,727
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$637,804
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.8%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.1%
Vanguard Total International Stock ETF	19.7%
Vanguard Growth ETF	14.4%
Vanguard FTSE Developed Markets ETF	14.0%
Vanguard Value ETF	12.0%
Vanguard FTSE Emerging Markets ETF	5.9%
Vanguard Small-Cap ETF	3.6%
BlackRock Liquidity FedFund, Institutional Class	0.3%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Global Equity Index Strategy Fund - Class I (PFSGX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFSGX

PFG Invesco® Equity Factor Rotation Strategy Fund

Class I (PFIOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

How did the Fund perform during the reporting period?

The inception for this Fund was 10/29/2021. For the fiscal year ended April 30, 2025, the Fund returned +7.22%, trailing the Morningstar® Aggressive Target Risk Index, which returned 11.61% over the same period. The Fund remained fully invested in equities and emphasized factor-based tilts aligned with U.S. business cycle positioning. On a weighted basis, the Invesco S&P 500 Low Volatility ETF (+2.17%) and Invesco S&P International Developed Low Volatility ETF (+2.02%) were the largest contributors to performance, while the Invesco S&P MidCap 400 GARP ETF (-0.54%) was the largest detractor. Additional relative weakness came from the Invesco Russell 1000 and Russell 2000 Dynamic Multifactor ETFs. Conversely, strong absolute returns were recorded in the Invesco S&P 500 Momentum ETF (+25.36%) and the Invesco S&P Low Volatility ETF (+16.41%), though they modestly lagged their respective benchmarks. The Fund’s underperformance for the period was primarily attributable to security selection effects rather than allocation, as most positions delivered positive returns but lagged their benchmark counterparts.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Invesco Equity Factor Rotation Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$11,559
$9,258
Oct-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Invesco Equity Factor Rotation Strategy Fund	Morningstar Aggressive Target Risk Index
Oct-2021	$10,000	$10,000
Apr-2022	$7,623	$8,952
Apr-2023	$7,373	$9,066
Apr-2024	$8,635	$10,357
Apr-2025	$9,258	$11,559

Average Annual Total Returns

	1 Year	Since Inception (October 29, 2021)
PFG Invesco Equity Factor Rotation Strategy Fund	7.22%	-2.18%
Morningstar Aggressive Target Risk Index	11.61%	4.23%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$56,100,694
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$716,286
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.5%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	21.0%
Invesco S&P 500 Low Volatility ETF	14.5%
Invesco S&P 500 Momentum ETF	12.7%
Invesco S&P 500 Quality ETF	12.4%
Invesco S&P Emerging Markets Low Volatility ETF	9.8%
Invesco S&P International Developed Low Volatility ETF	9.8%
Invesco Russell 2000 Dynamic Multifactor ETF	5.3%
Invesco International Developed Dynamic Multifactor ETF	5.0%
Invesco S&P 500 Enhanced Value ETF	4.7%
Invesco S&P MidCap 400 GARP ETF	4.7%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Invesco® Equity Factor Rotation Strategy Fund - Class I (PFIOX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFIOX

PFG Janus Henderson® Balanced Strategy Fund

Class I (PFJHX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

How did the Fund perform during the reporting period?

The inception for this Fund was 10/29/2021. The Fund returned +7.47% for the one-year period ended April 30, 2025, underperforming the Morningstar Moderate Target Risk benchmark, which returned +10.47%. The Janus Henderson Balanced Fund, the core holding comprising nearly 80% of the Fund, delivered a strong return of +10.15% and was invested 60% in equities and 40% in fixed income. On a weighted basis, the Janus Henderson Balanced Fund (+8.07%) and Janus Henderson Contrarian Fund (+0.78%) were the largest contributors to performance, while the Janus Henderson Small Cap Growth Alpha ETF (-0.14%) was the largest detractor. In fixed income the Janus Henderson Mortgage-Backed Securities ETF (+2.68%) contributed minimally. The duration and credit structure of the bond holdings indicated a mix of intermediate-term investment-grade and high-yield exposure that proved beneficial in a declining rate environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Janus Henderson Balanced Strategy Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$10,831
$10,247
Oct-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Janus Henderson Balanced Strategy Fund	Morningstar Moderate Target Risk Index
Oct-2021	$10,000	$10,000
Apr-2022	$8,763	$9,011
Apr-2023	$8,745	$9,057
Apr-2024	$9,535	$9,804
Apr-2025	$10,247	$10,831

Average Annual Total Returns

	1 Year	Since Inception (October 29, 2021)
PFG Janus Henderson Balanced Strategy Fund	7.47%	0.70%
Morningstar Moderate Target Risk Index	10.47%	2.30%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$268,100,731
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$3,420,138
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.4%
Money Market Funds	0.4%
Open End Funds	89.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Mixed Allocation
79.9%
Equity
12.5%
Fixed Income
7.5%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.4%
Fixed Income	7.5%
Equity	12.5%
Mixed Allocation	79.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.9%
Janus Henderson Contrarian Fund, Class N	7.5%
Janus Henderson Mortgage-Backed Securities ETF	7.4%
Janus Henderson Small/Mid Cap Growth Alpha ETF	3.0%
Janus Henderson Research Fund, Class N	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Janus Henderson® Balanced Strategy Fund - Class I (PFJHX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFJHX

PFG JP Morgan® Tactical Aggressive Strategy Fund

Class I (PFSEX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

How did the Fund perform during the reporting period?

The Fund provides a tactically managed globally diversified equity allocation based upon market conditions across regions, market capitalization and equity style. The Fund returned +7.87% for the fiscal year ended April 30, 2025, underperforming the Morningstar Aggressive Target Risk Index, which returned +11.61%. The Fund’s allocation to the JPMorgan Large Cap Growth Fund (+13.48%) and JPMorgan Diversified Return International Equity ETF (+14.30%) were among the top absolute performers, with strong stock selection in these positions contributing positively. On a weighted basis, the JPMorgan US Equity R6 (+2.43%) and JPMorgan International Research Enhanced Equity ETF (+1.62%) were the largest contributors to performance, while the JPMorgan BetaBuilders US Mid Cap Equity ETF (-0.10%) was the largest detractor. Overall, the Fund’s underweight to outperforming U.S. large-cap growth and certain regional exposures modestly constrained relative performance. Portfolio positioning continues to reflect a tactically managed global equity approach, with dynamic allocation across regions, market caps, and styles based on market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG JP Morgan Tactical Aggressive Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,783
$16,027
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG JP Morgan Tactical Aggressive Strategy Fund	Morningstar Aggressive Target Risk Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,970	$10,133
Apr-2019	$10,309	$10,771
Apr-2020	$9,245	$10,000
Apr-2021	$13,656	$14,591
Apr-2022	$12,813	$13,772
Apr-2023	$12,849	$13,948
Apr-2024	$14,858	$15,934
Apr-2025	$16,027	$17,783

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG JP Morgan Tactical Aggressive Strategy Fund	7.87%	11.63%	6.60%
Morningstar Aggressive Target Risk Index	11.61%	12.20%	8.11%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$273,482,982
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$3,414,472
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.1%
Money Market Funds	0.4%
Open End Funds	50.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
95.3%
Alternative
4.4%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Alternative	4.4%
Equity	95.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	28.9%
JPMorgan US Equity Fund, Class R6	21.4%
JPMorgan Large Cap Value Fund, Class R6	10.5%
JPMorgan International Research Enhanced Equity ETF	10.3%
JPMorgan Large Cap Growth Fund, Class R6	9.6%
JPMorgan BetaBuilders International Equity ETF	8.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.4%
JPMorgan Emerging Markets Equity Fund, Class R6	3.0%
JPMorgan Diversified Return International Equity ETF	2.0%
JPMorgan Equity Index Fund, Class R6	1.6%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG JP Morgan® Tactical Aggressive Strategy Fund - Class I (PFSEX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFSEX

PFG JP Morgan® Tactical Moderate Strategy Fund

Class I (PFJDX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

How did the Fund perform during the reporting period?

The Fund provides a globally diversified allocation with the ability to tactically adjust the equity and fixed income exposure based upon market conditions. For the fiscal year ended April 30, 2025, the Fund returned +7.81%, compared to the +10.47% return of the Morningstar Moderate Target Risk Index. On a weighted basis, the JPMorgan US Equity R6 (+1.39%) and JPMorgan BetaBuilders US Equity ETF (+1.29%) were the largest contributors to performance, while the JPMorgan BetaBuilders US Mid Cap Equity ETF (-0.10%) was the largest detractor. Within fixed income, positions in JPMorgan BetaBuilders High Yield and JPMorgan BetaBuilders US Aggregate Bond ETF detracted, while core bond and income strategies offered incremental value. Active positioning slightly favored equities, ending the period with a 2.5% overweight relative to a 60/40 neutral stance, which helped offset modest underperformance from certain international exposures. Overall, strategic tilts and fund selection provided strong relative results in a year of persistent inflation, modest growth, and diverging global central bank policies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	PFG JP Morgan Tactical Moderate Strategy Fund	Morningstar Moderate Target Risk Index	Morningstar Moderately Aggressive Target Risk Index
Mar-2018	$10,000	$10,000	$10,000
Apr-2018	$9,800	$9,857	$9,820
Apr-2019	$9,965	$10,480	$10,439
Apr-2020	$9,367	$10,449	$10,028
Apr-2021	$12,203	$13,354	$13,830
Apr-2022	$11,289	$12,497	$12,981
Apr-2023	$11,258	$12,561	$13,098
Apr-2024	$12,197	$13,596	$14,620
Apr-2025	$13,149	$15,020	$16,236

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2018)
PFG JP Morgan Tactical Moderate Strategy Fund	7.81%	7.02%	3.92%
Morningstar Moderate Target Risk Index	10.47%	7.53%	5.87%
Morningstar Moderately Aggressive Target Risk Index	11.05%	10.12%	7.04%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$130,227,316
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$1,703,126
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.2%
Money Market Funds	0.4%
Open End Funds	52.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
58.7%
Fixed Income
37.7%
Alternative
3.3%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Alternative	3.3%
Fixed Income	37.7%
Equity	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	16.2%
JPMorgan BetaBuilders US Equity ETF	13.9%
JPMorgan US Equity Fund, Class R6	13.3%
JPMorgan Core Plus Bond Fund, Class R6	12.2%
JPMorgan Large Cap Value Fund, Class R6	8.0%
JPMorgan Large Cap Growth Fund, Class R6	7.7%
JPMorgan International Research Enhanced Equity ETF	5.9%
JPMorgan Income Fund, Class R6	4.3%
iShares 10-20 Year Treasury Bond ETF	4.1%
JPMorgan Diversified Return International Equity ETF	3.7%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG JP Morgan® Tactical Moderate Strategy Fund - Class I (PFJDX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFJDX

PFG Meeder Tactical Strategy Fund

Class I (PFTEX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$203	1.99%

How did the Fund perform during the reporting period?

The Fund provides a tactical allocation of equity and fixed income exposures based on current market conditions. For the fiscal year ended April 30, 2025, the Fund returned +4.11%, underperforming its benchmark, the Morningstar Moderate Target Risk Index, which gained +10.47% over the same period. On a weighted basis, the Meeder Muirfield Institutional Fund (+3.05%) underperformed by -5.96%, detracting -3.34% from overall performance and represented the largest allocation (55.24%). On the fixed income side, Meeder Tactical Income and Performance Trust Total Return Bond added positive, though modest, impact. The Performance Trust Total Return Bond Fund returned 7.19%, slightly underperforming its Bloomberg US Aggregate Bond benchmark, yet its contribution was effectively neutral with -0.01% effect. Overall, equity manager selection was the dominant source of underperformance, while allocation effects and fixed income exposures played a smaller role.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Meeder Tactical Strategy Fund
Morningstar Moderate Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$15,266
$12,731
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Meeder Tactical Strategy Fund	Morningstar Moderate Target Risk Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,843	$10,018
Apr-2019	$9,961	$10,651
Apr-2020	$9,273	$10,620
Apr-2021	$11,506	$13,572
Apr-2022	$10,805	$12,701
Apr-2023	$10,847	$12,766
Apr-2024	$12,229	$13,819
Apr-2025	$12,731	$15,266

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG Meeder Tactical Strategy Fund	4.11%	6.54%	3.32%
Morningstar Moderate Target Risk Index	10.47%	7.53%	5.90%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$114,033,430
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$1,475,992
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.4%
Mixed Allocation
10.7%
Alternative
10.0%
Fixed Income
2.6%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.5%
Fixed Income	2.6%
Alternative	10.0%
Mixed Allocation	10.7%
Equity	76.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	56.0%
Meeder Dynamic Allocation Fund, Institutional Class	16.9%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.9%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Meeder Tactical Strategy Fund - Class I (PFTEX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFTEX

PFG MFS® Aggressive Growth Strategy Fund

Class I (PFSMX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	1.99%

How did the Fund perform during the reporting period?

The Fund provides a strategically managed, globally diversified equity allocation and holds diversifying allocations to real estate and commodities. For the 12-month period ended April 30, 2025, the Fund returned +6.09%, underperforming the Morningstar Aggressive Target Risk Index, which rose +11.61%. On a weighted basis, the MFS Growth Fund (+1.21%) and MFS Value Fund (+1.03%) were the largest contributors to performance, while the iShares GSCI Commodity Dynamic Roll Strategy ETF (-0.34%) was the largest detractor, reflecting broad weakness in the asset class over the period. While the diversified global approach provided resilience, tilts toward value-oriented strategies and commodity allocations weighed on overall results. The Fund continues to maintain broad exposure across equity styles, sectors, and geographies, with an emphasis on long-term capital appreciation through disciplined strategic allocation.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG MFS Aggressive Growth Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,783
$15,789
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG MFS Aggressive Growth Strategy Fund	Morningstar Aggressive Target Risk Index
Dec-2017	$10,000	$10,000
Apr-2018	$10,050	$10,133
Apr-2019	$10,788	$10,771
Apr-2020	$10,022	$10,000
Apr-2021	$14,171	$14,591
Apr-2022	$13,348	$13,772
Apr-2023	$13,319	$13,948
Apr-2024	$14,883	$15,934
Apr-2025	$15,789	$17,783

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG MFS Aggressive Growth Strategy Fund	6.09%	9.52%	6.38%
Morningstar Aggressive Target Risk Index	11.61%	12.20%	8.11%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$89,267,543
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$1,204,323
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	14.3%
Money Market Funds	0.2%
Open End Funds	85.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
95.2%
Commodity
4.6%
Money Market Funds
0.2%

Value	Value
Money Market Funds	0.2%
Commodity	4.6%
Equity	95.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MFS Growth Fund, Class R6	12.2%
MFS Value Fund, Class R6	11.9%
MFS Research Fund, Class R6	11.3%
MFS Mid Cap Growth Fund, Class R6	10.1%
MFS Mid Cap Value Fund, Class R5	10.1%
MFS Research International Fund, Class R6	7.8%
MFS International Equity Fund, Class R6	5.1%
MFS International Growth Fund, Class R5	5.1%
MFS Global Real Estate Fund, Class R5	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG MFS® Aggressive Growth Strategy Fund - Class I (PFSMX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFSMX

PFG PIMCO Active Core Bond Strategy Fund

Class I (PFDOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

How did the Fund perform during the reporting period?

The Fund provides investors with a diversified fixed income allocation across domestic and foreign countries varying in maturity and credit quality. The Fund returned +6.74% for the fiscal year ended April 30, 2025, underperforming its benchmark, the Bloomberg US Aggregate Bond Index, which returned +7.68% over the same period. The Fund benefited from active duration and sector positioning in a year marked by moderating inflation, steady Fed policy, and resilient economic data. On a weighted basis, the PIMCO Total Return Fund (+3.58%) and PIMCO Income Fund (+2.55%) were the largest contributors to performance. Overall, the Fund's relative outperformance was driven by effective manager selection and allocation to funds with attractive risk-adjusted yields and diversified credit exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG PIMCO Active Core Bond Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,061
$10,300
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG PIMCO Active Core Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,788	$9,801
Apr-2019	$10,060	$10,320
Apr-2020	$10,321	$11,438
Apr-2021	$10,778	$11,408
Apr-2022	$9,808	$10,437
Apr-2023	$9,570	$10,392
Apr-2024	$9,650	$10,240
Apr-2025	$10,300	$11,061

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG PIMCO Active Core Bond Strategy Fund	6.74%	-0.04%	0.40%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$147,962,027
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$1,645,733
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	99.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.4%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.3%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	39.9%
PIMCO Income Fund, Institutional Class	26.8%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	14.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7.9%
PIMCO Emerging Markets Bond Fund, Institutional Class	5.0%
PIMCO Investment Grade Credit Bond Fund Institutional Class	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG PIMCO Active Core Bond Strategy Fund - Class I (PFDOX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFDOX

PFG Janus Henderson® Tactical Income Strategy Fund

Class I (PFTSX )

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG Janus Henderson® Tactical Income Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

How did the Fund perform during the reporting period?

The Fund seeks income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. For the fiscal year ended April 30, 2025, the Fund returned +6.99%, underperforming its benchmark, the Morningstar Moderate Conservative Target Risk Total Return Index, which returned +9.82. Strategy performance was led by stable gains in the money market and fixed income allocations, particularly from the Janus Henderson Flexible Bond Fund and Janus Henderson Mortgage-Backed Securities ETF. On a weighted basis, the Janus Henderson Responsible International Dividend Fund (+1.63%) and Janus Henderson Contrarian Fund (+1.45%) were the largest contributors to performance, while the Janus Henderson Growth and Income Fund (-1.04%) and Janus Henderson Research Fund (-0.88%) were the largest detractors with overall equity exposure detracting from relative performance. The Fund maintained a conservative positioning throughout the period with a high allocation to money markets, which helped preserve capital but lagged during the equity market’s broader strength. Tactical allocation decisions and manager selection within fixed income added positively, while equity selection was a headwind. Overall, the Fund achieved solid absolute results while emphasizing capital preservation in a volatile market environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Janus Henderson® Tactical Income Strategy Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$12,972
$12,159
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	PFG Janus Henderson® Tactical Income Strategy Fund	Morningstar Moderately Conservative Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$11,569	$11,972
Apr-2022	$10,739	$11,157
Apr-2023	$10,763	$11,203
Apr-2024	$11,365	$11,812
Apr-2025	$12,159	$12,972

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Janus Henderson® Tactical Income Strategy Fund	6.99%	3.99%	3.99%
Morningstar Moderately Conservative Target Risk Index	9.82%	5.34%	5.34%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$101,230,725
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$1,233,813
Portfolio Turnover	101%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.2%
Money Market Funds	0.2%
Open End Funds	79.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
59.2%
Equity
33.8%
Mixed Allocation
7.1%
Money Market Funds
0.2%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.2%
Mixed Allocation	7.1%
Equity	33.8%
Fixed Income	59.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Flexible Bond Fund, Class N	26.2%
Janus Henderson Mortgage-Backed Securities ETF	18.1%
Janus Henderson High-Yield Fund, Class N	12.8%
Janus Henderson Growth and Income Fund, Class N	10.2%
Janus Henderson Research Fund, Class N	9.5%
Janus Henderson Responsible International Dividend Fund, Class N	7.1%
Janus Henderson Global Equity Income Fund, Class N	6.8%
Janus Henderson Contrarian Fund, Class N	3.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	2.1%
Janus Henderson Developed World Bond Fund, Class R6	2.1%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG Janus Henderson® Tactical Income Strategy Fund - Class I (PFTSX )

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFTSX

PFG US Equity Index Strategy Fund

Class I (PFSSX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund seeks growth of capital with exposure to passively managed and low-cost ETFs to track a specific index consisting of U.S. equity securities of any capitalization. For the fiscal year ended April 30, 2025, the Fund returned +8.10%, underperforming its benchmark, the Morningstar Aggressive Target Risk Total Return Index, which returned 11.87% for the same period. The Fund maintained full allocation to U.S. equities through low-cost index ETFs, which aligned with its objective of capital growth through passive exposure. The largest weighted holdings—Vanguard S&P 500 ETF, Vanguard Russell 1000 Growth ETF, and Vanguard Russell 1000 Value ETF—delivered strong absolute returns of 11.95%, 14.16%, and 8.30%, respectively. However, slight underperformance relative to their respective benchmarks, coupled with a minor drag from the Vanguard Russell 2000 ETF (+0.83%), contributed to the shortfall versus the benchmark. On a weighted basis, the Vanguard S&P 500 ETF (+5.27%) and Vanguard Russell 1000 Growth ETF (+3.59%) were the largest contributors to performance. Despite the solid equity market gains, active return impact was neutral, as performance broadly tracked the underlying indices. The Fund’s disciplined, fully invested approach in diversified U.S. equity exposures remained a key driver of long-term return potential, consistent with its strategic mandate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG US Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$11,187
$10,810
05/01/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25

	PFG US Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
05/01/24	$10,000	$10,000
05/31/24	$10,380	$10,333
06/30/24	$10,670	$10,416
07/31/24	$10,820	$10,696
08/31/24	$11,040	$10,973
09/30/24	$11,260	$11,230
10/31/24	$11,150	$10,957
11/30/24	$11,870	$11,401
12/31/24	$11,506	$10,968
01/31/25	$11,829	$11,376
02/28/25	$11,587	$11,349
03/31/25	$10,891	$11,044
04/30/25	$10,810	$11,187

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2024)
PFG US Equity Index Strategy Fund	8.10%	8.10%
Morningstar Aggressive Target Risk Index	11.87%	11.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,402,360
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$854,082
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	44.8%
Vanguard Russell 1000 Growth ETF	24.7%
Vanguard Russell 1000 Value ETF	22.5%
Vanguard Extended Market ETF	6.1%
Vanguard Russell 2000 ETF	1.5%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

Effective March 17, 2025, Greg Silberman now serves as a Portfolio Manager of the Fund.

Effective March 31, 2025, Class R shares were re-designated as Class I shares.

PFG US Equity Index Strategy Fund - Class I (PFSSX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PFSSX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	Not Applicable
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	N/A
(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $214,200

2024 - $180,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $51,000

2024 - $45,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2024 and 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS & ADDITIONAL INFORMATION

April 30, 2025

Distributed by Northern Lights Distributors, LLC
FINRA Member

PACIFIC FINANCIAL GROUP

888-451-TPFG | TPFG.com

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 10.1%
404,972	American Mutual Fund, Class R-6	$22,317,989

	FIXED INCOME - 74.7%
1,182,543	American Funds Multi-Sector Income Fund, Class R-6	10,962,174
2,375,228	American Funds Strategic Bond Fund, Class R-6	22,232,137
3,876,230	Bond Fund of America (The), Class R-6	43,956,452
4,331,084	Intermediate Bond Fund of America, Class R-6	54,961,453
3,455,665	Short Term Bond Fund of America, Class R-6	33,278,050
		165,390,266
	MIXED ALLOCATION - 15.1%
327,374	American Balanced Fund, Class R-6	11,153,632
876,166	Income Fund of America (The), Class R-6	22,184,532
		33,338,164

	TOTAL OPEN END FUNDS (Cost $224,406,353)	221,046,419

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,160,905	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	1,160,905
689	Fidelity Treasury Money Market Fund, 3.96%(a)	689
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,161,594)	1,161,594

	TOTAL INVESTMENTS - 100.4% (Cost $225,567,947)	$222,208,013
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(835,000)
	NET ASSETS - 100.0%	$221,373,013

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 100.0%
	EQUITY - 100.0%
3,308,914	AMCAP Fund, Class R-6	$137,485,373
1,656,546	American Funds - Investment Company of America (The), Class R-6	92,385,597
1,177,960	American Funds Fundamental Investors, Class R-6	92,516,983
3,236,460	Growth Fund of America (The), Class R-6	230,177,056
1,584,224	New Economy Fund (The), Class R-6	93,073,164
2,237,686	New Perspective Fund, Class R-6	139,586,854
2,060,007	Smallcap World Fund, Inc., Class R-6	137,567,287
	TOTAL OPEN END FUNDS (Cost $902,268,637)	922,792,314

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
3,455,273	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	3,455,273
2,121	Fidelity Treasury Money Market Fund, 3.96%(a)	2,121
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,457,394)	3,457,394

	TOTAL INVESTMENTS - 100.4% (Cost $905,726,031)	$926,249,708
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(3,655,289)
	NET ASSETS - 100.0%	$922,594,419

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	EQUITY - 2.0%
38,521	iShares Global Infrastructure ETF (Cost $1,819,085)	$2,172,199

	OPEN END FUNDS — 97.7%
	ALTERNATIVE - 25.1%
1,805,310	BNY Mellon Global Real Return Fund, Class I	27,314,334

	EQUITY - 7.0%
661,950	BNY Mellon Global Real Estate Securities Fund, Class I	5,467,704
55,622	BNY Mellon Natural Resources Fund, Class I	2,129,212
		7,596,916
	FIXED INCOME - 65.6%
7,763,696	BNY Mellon Core Plus Fund, Class I	71,503,641

	TOTAL OPEN END FUNDS (Cost $106,787,658)	106,414,891

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
284,866	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	284,866
204	Fidelity Treasury Money Market Fund, 3.96%(a)	204
	TOTAL SHORT-TERM INVESTMENTS (Cost $285,070)	285,070

	TOTAL INVESTMENTS - 100.0% (Cost $108,891,813)	$108,872,160
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	7,368
	NET ASSETS - 100.0%	$108,879,528

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
199,514	iShares Core MSCI Emerging Markets ETF	$10,807,673
143,339	iShares Core S&P 500 ETF	79,977,427
170,575	iShares Currency Hedged MSCI EAFE ETF	6,157,758
133,219	iShares MSCI EAFE Growth ETF	13,902,735
355,158	iShares MSCI EAFE Value ETF	21,650,432
190,550	iShares MSCI Emerging Markets ex China ETF	10,811,807
46,373	iShares MSCI USA Momentum Factor ETF	9,721,172
239,264	iShares MSCI USA Quality Factor ETF	40,524,143
33,687	iShares S&P 100 ETF	9,054,729
396,123	iShares S&P 500 Growth ETF	37,493,042
142,946	iShares S&P 500 Value ETF	26,220,585
641,394	iShares U.S. Equity Factor Rotation Active ETF	31,158,921
89,885	iShares U.S. Technology ETF	12,838,275
	TOTAL EXCHANGE-TRADED FUNDS (Cost $292,144,123)	310,318,699

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,589,756	BlackRock Liquidity FedFund, Institutional Class, 4.22% (Cost $1,589,756)(a)	1,589,756

	TOTAL INVESTMENTS - 100.3% (Cost $293,733,879)	$311,908,455
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(725,577)
	NET ASSETS - 100.0%	$311,182,878

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.9%
	FIXED INCOME - 40.9%
311,022	Fidelity Corporate Bond ETF(a)	$14,527,838
222,053	Invesco Taxable Municipal Bond ETF	5,888,846
70,695	iShares MBS ETF	6,630,484
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,467,356)	27,047,168

	OPEN END FUNDS — 58.7%
	FIXED INCOME - 58.7%
1,026,402	Fidelity Advisor Strategic Income Fund, Class Z	11,895,998
2,819,531	Fidelity Total Bond Fund, Class Z	26,870,134
	TOTAL OPEN END FUNDS (Cost $38,044,164)	38,766,132

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
312,834	BlackRock Liquidity FedFund, Institutional Class, 4.22%(b)	312,834
134,648	Fidelity Treasury Money Market Fund, 3.96%(b)	134,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $447,482)	447,482

	TOTAL INVESTMENTS - 100.3% (Cost $64,959,002)	$66,260,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(188,023)
	NET ASSETS - 100.0%	$66,072,759

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 99.6%
1,247,276	Fidelity 500 Index Fund, Institutional Premium Class	$241,322,893
7,578,331	Fidelity Global ex US Index Fund, Institutional Premium Class	119,661,842
491,612	Fidelity Mid Cap Index Fund, Institutional Premium Class	15,869,238
795,877	Fidelity Small Cap Index Fund, Institutional Premium Class	19,491,036
	TOTAL OPEN END FUNDS (Cost $346,822,526)	396,345,009

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
2,207,897	BlackRock Liquidity FedFund, Institutional Class, 4.22% (Cost $2,207,897)(a)	2,207,897

	TOTAL INVESTMENTS - 100.2% (Cost $349,030,423)	$398,552,906
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(772,304)
	NET ASSETS - 100.0%	$397,780,602

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.4%
	EQUITY - 70.4%
932,856	Fidelity MSCI Consumer Discretionary Index ETF	$78,844,989
197,367	Fidelity MSCI Consumer Staples Index ETF	10,178,216
186,797	Fidelity MSCI Energy Index ETF	4,122,610
1,369,787	Fidelity MSCI Financials Index ETF	93,090,725
864,020	Fidelity MSCI Industrials Index ETF	59,384,095
266,055	Fidelity MSCI Materials Index ETF	12,645,594
1,272,267	Fidelity MSCI Real Estate Index ETF	34,071,310
	TOTAL EXCHANGE-TRADED FUNDS (Cost $289,212,629)	292,337,539

	OPEN END FUNDS — 29.5%
	EQUITY - 29.5%
266,853	Fidelity Advisor Communication Services Fund, Class Z	27,883,514
805,787	Fidelity Advisor Technology Fund, Class Z	94,849,240
	TOTAL OPEN END FUNDS (Cost $129,774,484)	122,732,754

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,706,554	BlackRock Liquidity FedFund, Institutional Class, 4.22%(b)	1,706,554
8,435	Fidelity Treasury Money Market Fund, 3.96%(b)	8,435
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,714,989)	1,714,989

	TOTAL INVESTMENTS - 100.3% (Cost $420,702,102)	$416,785,282
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,111,950)
	NET ASSETS - 100.0%	$415,673,332

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
147,866	Vanguard FTSE Developed Markets ETF	$7,817,675
72,839	Vanguard FTSE Emerging Markets ETF	3,295,965
21,272	Vanguard Growth ETF	8,046,985
9,415	Vanguard Small-Cap ETF	2,035,052
171,970	Vanguard Total International Stock ETF	10,982,004
61,601	Vanguard Total Stock Market ETF	16,805,985
40,361	Vanguard Value ETF	6,719,299
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,070,560)	55,702,965

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
188,213	BlackRock Liquidity FedFund, Institutional Class, 4.22% (Cost $188,213)(a)	188,213

	TOTAL INVESTMENTS - 100.1% (Cost $54,258,773)	$55,891,178
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(82,451)
	NET ASSETS - 100.0%	$55,808,727

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
108,950	Invesco International Developed Dynamic Multifactor ETF	$2,818,537
219,600	Invesco Russell 1000 Dynamic Multifactor ETF	11,763,972
79,317	Invesco Russell 2000 Dynamic Multifactor ETF	2,968,835
53,621	Invesco S&P 500 Enhanced Value ETF	2,651,735
111,437	Invesco S&P 500 Low Volatility ETF	8,115,957
75,368	Invesco S&P 500 Momentum ETF	7,127,552
104,976	Invesco S&P 500 Quality ETF	6,944,162
220,496	Invesco S&P Emerging Markets Low Volatility ETF	5,510,195
170,984	Invesco S&P International Developed Low Volatility ETF	5,481,747
26,272	Invesco S&P MidCap 400 GARP ETF	2,633,524
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,926,034)	56,016,216

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
258,018	BlackRock Liquidity FedFund, Institutional Class, 4.22% (Cost $258,018)(a)	258,018

	TOTAL INVESTMENTS - 100.3% (Cost $52,184,052)	$56,274,234
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(173,540)
	NET ASSETS - 100.0%	$56,100,694

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.5%
	EQUITY - 3.0%
117,510	Janus Henderson Small/Mid Cap Growth Alpha ETF	$8,121,116

	FIXED INCOME - 7.5%
442,582	Janus Henderson Mortgage-Backed Securities ETF	19,960,448

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,256,537)	28,081,564

	OPEN END FUNDS — 89.4%
	EQUITY - 9.5%
791,742	Janus Henderson Contrarian Fund, Class N	20,023,157
69,369	Janus Henderson Research Fund, Class N	5,445,445
		25,468,602
	MIXED ALLOCATION - 79.9%
4,786,462	Janus Henderson Balanced Fund, Class N	214,289,902

	TOTAL OPEN END FUNDS (Cost $242,279,737)	239,758,504

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
942,956	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	942,956
820	Fidelity Treasury Money Market Fund, 3.96%(a)	820
	TOTAL SHORT-TERM INVESTMENTS (Cost $943,776)	943,776

	TOTAL INVESTMENTS - 100.3% (Cost $270,480,050)	$268,783,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(683,113)
	NET ASSETS - 100.0%	$268,100,731

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 20.2%
	EQUITY - 2.1%
31,323	Janus Henderson Small/Mid Cap Growth Alpha ETF	$2,164,733

	FIXED INCOME - 18.1%
405,519	Janus Henderson Mortgage-Backed Securities ETF	18,288,906

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,214,954)	20,453,639

	OPEN END FUNDS — 79.9%
	EQUITY - 31.7%
139,137	Janus Henderson Contrarian Fund, Class N	3,518,773
187,310	Janus Henderson Emerging Markets Fund, Class N6(a)	1,723,250
1,043,813	Janus Henderson Global Equity Income Fund, Class N	6,847,416
156,135	Janus Henderson Growth and Income Fund, Class N	10,320,514
122,396	Janus Henderson Research Fund, Class N	9,608,118
		32,018,071
	FIXED INCOME - 41.1%
269,675	Janus Henderson Developed World Bond Fund, Class R6	2,084,585
2,853,721	Janus Henderson Flexible Bond Fund, Class N	26,568,144
1,812,038	Janus Henderson High-Yield Fund, Class N	12,956,071
		41,608,800
	MIXED ALLOCATION - 7.1%
428,298	Janus Henderson Responsible International Dividend Fund, Class N	7,186,846

	TOTAL OPEN END FUNDS (Cost $81,632,507)	80,813,717

See accompanying notes to financial statements.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
226,957	BlackRock Liquidity FedFund, Institutional Class, 4.22%(b)	$226,957
334	Fidelity Treasury Money Market Fund, 3.96%(b)	334
	TOTAL SHORT-TERM INVESTMENTS (Cost $227,291)	227,291

	TOTAL INVESTMENTS - 100.3% (Cost $102,074,752)	$101,494,647
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(263,922)
	NET ASSETS - 100.0%	$101,230,725

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Janus Henderson® Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.1%
	EQUITY - 49.1%
340,751	JPMorgan BetaBuilders International Equity ETF	$21,746,729
787,862	JPMorgan BetaBuilders US Equity ETF	78,975,286
89,207	JPMorgan Diversified Return International Equity ETF	5,356,952
434,338	JPMorgan International Research Enhanced Equity ETF	28,231,970
	TOTAL EXCHANGE-TRADED FUNDS (Cost $129,009,304)	134,310,937

	OPEN END FUNDS — 50.6%
	ALTERNATIVE - 4.4%
719,126	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	12,160,427

	EQUITY - 46.2%
261,498	JPMorgan Emerging Markets Equity Fund, Class R6	8,271,194
53,832	JPMorgan Equity Index Fund, Class R6	4,501,948
335,218	JPMorgan Large Cap Growth Fund, Class R6	26,250,893
1,506,918	JPMorgan Large Cap Value Fund, Class R6	28,706,794
2,514,848	JPMorgan US Equity Fund, Class R6	58,520,513
		126,251,342

	TOTAL OPEN END FUNDS (Cost $127,345,169)	138,411,769

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,122,469	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	1,122,469
86	Fidelity Treasury Money Market Fund, 3.96%(a)	86
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,122,555)	1,122,555

	TOTAL INVESTMENTS - 100.1% (Cost $257,477,028)	$273,845,261
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(362,279)
	NET ASSETS - 100.0%	$273,482,982

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.3%
	EQUITY - 26.1%
51,912	JPMorgan BetaBuilders International Equity ETF	$3,313,024
180,008	JPMorgan BetaBuilders US Equity ETF	18,044,002
80,597	JPMorgan Diversified Return International Equity ETF	4,839,914
118,965	JPMorgan International Research Enhanced Equity ETF	7,732,725
		33,929,665
	FIXED INCOME - 21.2%
51,720	iShares 10-20 Year Treasury Bond ETF	5,308,541
458,503	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	21,136,988
26,583	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	1,215,085
		27,660,614

	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,479,438)	61,590,279

	OPEN END FUNDS — 52.4%
	ALTERNATIVE - 3.3%
251,317	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,249,768

	EQUITY - 32.6%
81,696	JPMorgan Emerging Markets Equity Fund, Class R6	2,584,056
26,046	JPMorgan Equity Index Fund, Class R6	2,178,215
127,404	JPMorgan Large Cap Growth Fund, Class R6	9,977,013
549,360	JPMorgan Large Cap Value Fund, Class R6	10,465,315
744,146	JPMorgan US Equity Fund, Class R6	17,316,274
		42,520,873
	FIXED INCOME - 16.5%
2,196,254	JPMorgan Core Plus Bond Fund, Class R6	15,878,919
657,791	JPMorgan Income Fund, Class R6	5,617,539
		21,496,458

	TOTAL OPEN END FUNDS (Cost $64,773,969)	68,267,099

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
486,191	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	$486,191
76,315	Fidelity Treasury Money Market Fund, 3.96%(a)	76,315
	TOTAL SHORT-TERM INVESTMENTS (Cost $562,506)	562,506

	TOTAL INVESTMENTS - 100.1% (Cost $123,815,913)	$130,419,884
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(192,568)
	NET ASSETS - 100.0%	$130,227,316

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.0%
871,472	Meeder Spectrum Fund, Institutional Class(a)	$11,398,852

	EQUITY - 76.4%
1,454,321	Meeder Dynamic Allocation Fund, Institutional Class	19,313,383
329,071	Meeder Moderate Allocation Fund, Institutional Class	3,962,012
7,204,023	Meeder Muirfield Fund, Institutional Class(a)	63,827,641
		87,103,036
	FIXED INCOME - 2.6%
166,195	Meeder Tactical Income Fund, Institutional Class	1,563,894
73,735	Performance Trust Total Return Bond Fund, Institutional Class	1,452,577
		3,016,471
	MIXED ALLOCATION - 10.7%
731,451	Meeder Balanced Fund, Institutional Class	8,982,222
136,868	Meeder Conservative Allocation Fund, Institutional Class	3,175,330
		12,157,552

	TOTAL OPEN END FUNDS (Cost $120,835,497)	113,675,911

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
528,039	BlackRock Liquidity FedFund, Institutional Class, 4.22%(b)	528,039
6,178	Fidelity Treasury Money Market Fund, 3.96%(b)	6,178
	TOTAL SHORT-TERM INVESTMENTS (Cost $534,217)	534,217

	TOTAL INVESTMENTS - 100.2% (Cost $121,369,714)	$114,210,128
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(176,698)
	NET ASSETS - 100.0%	$114,033,430

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.3%
	COMMODITY - 4.6%
168,650	iShares GSCI Commodity Dynamic Roll Strategy ETF	$4,084,703

	EQUITY - 9.7%
46,500	Schwab International Small-Cap Equity ETF	1,759,095
66,892	SPDR Portfolio Emerging Markets ETF	2,634,875
8,486	Vanguard Small-Cap Growth ETF	2,104,189
12,063	Vanguard Small-Cap Value ETF	2,171,099
		8,669,258

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,544,221)	12,753,961

	OPEN END FUNDS — 85.5%
	EQUITY - 85.5%
278,935	MFS Global Real Estate Fund, Class R5	4,465,743
58,084	MFS Growth Fund, Class R6	10,918,654
121,975	MFS International Equity Fund, Class R6	4,539,922
100,898	MFS International Growth Fund, Class R6	4,521,255
300,528	MFS International Large Cap Value Fund, Class R6	4,447,807
54,064	MFS International New Discovery Fund, Class R6	1,723,553
298,887	MFS Mid Cap Growth Fund, Class R6	9,044,331
301,577	MFS Mid Cap Value Fund, Class R5	8,971,926
185,523	MFS Research Fund, Class R6	10,046,067
290,789	MFS Research International Fund, Class R6	6,999,291
218,725	MFS Value Fund, Class R6	10,649,702
	TOTAL OPEN END FUNDS (Cost $73,915,461)	76,328,251

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
191,881	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	$191,881
240	Fidelity Treasury Money Market Fund, 3.96%(a)	240
	TOTAL SHORT-TERM INVESTMENTS (Cost $192,121)	192,121

	TOTAL INVESTMENTS - 100.0% (Cost $86,651,803)	$89,274,333
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(6,790)
	NET ASSETS - 100.0%	$89,267,543

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME – 99.4%
868,190	PIMCO Emerging Markets Bond Fund, Institutional Class	$7,327,527
3,720,664	PIMCO Income Fund, Institutional Class	39,699,488
1,182,430	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	11,717,885
805,380	PIMCO Investment Grade Credit Bond Fund, Institutional Class	7,264,529
2,359,304	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	22,012,308
6,819,128	PIMCO Total Return Fund, Institutional Class	59,053,645
	TOTAL OPEN END FUNDS (Cost $151,831,247)	147,075,382

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
458,615	BlackRock Liquidity FedFund, Institutional Class, 4.22%(a)	458,615
106	Fidelity Treasury Money Market Fund, 3.96%(a)	106
	TOTAL SHORT-TERM INVESTMENTS (Cost $458,721)	458,721

	TOTAL INVESTMENTS - 99.7% (Cost $152,289,968)	$147,534,103
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	427,924
	NET ASSETS - 100.0%	$147,962,027

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
34,500	Vanguard Extended Market ETF	$5,894,325
252,487	Vanguard Russell 1000 Growth ETF	23,801,949
272,037	Vanguard Russell 1000 Value ETF	21,735,756
17,778	Vanguard Russell 2000 ETF	1,400,018
84,808	Vanguard S&P 500 ETF	43,230,030
	TOTAL EXCHANGE-TRADED FUNDS (Cost $94,532,951)	96,062,078

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
413,259	BlackRock Liquidity FedFund, Institutional Class, 4.22% (Cost $413,259)(a)	413,259

	TOTAL INVESTMENTS - 100.1% (Cost $94,946,210)	$96,475,337
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(72,977)
	NET ASSETS - 100.0%	$96,402,360

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities
April 30, 2025

					PFG Fidelity
	PFG American Funds®		PFG BNY Mellon	PFG BR Target	Institutional AM®
	Conservative Income	PFG American Funds®	Diversifier Strategy	Allocation Equity	Core Plus Bond
Assets:	Strategy Fund	Growth Strategy Fund	Fund	Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$225,567,947	$905,726,031	$108,891,813	$293,733,879	$50,881,397
Investments in affiliated securities, at cost	—	—	—	—	14,077,605
Total Securities, at cost	$225,567,947	$905,726,031	$108,891,813	$293,733,879	$64,959,002
Investments in unaffiliated securities, at fair value	$222,208,013	$926,249,708	$108,872,160	$311,908,455	$51,732,944
Investments in affiliated securities, at fair value	—	—	—	—	14,527,838
Total Securities, at fair value	$222,208,013	$926,249,708	$108,872,160	$311,908,455	$66,260,782
Receivable for securities sold	—	—	5,500,000	—	—
Receivable for Fund shares sold	126,011	589,235	108,603	276,552	41,993
Interest and dividends receivable	524,261	7,894	232,391	5,301	57,101
Total Assets	222,858,285	926,846,837	114,713,154	312,190,308	66,359,876
Liabilities:
Payable for Fund shares redeemed	795,242	2,150,211	239,247	117,592	143,647
Payable for securities purchased	320,025	680,025	5,400,000	401,497	—
Accrued investment advisory fees	224,149	900,743	109,814	301,776	65,793
Payable to administrator	145,856	521,439	84,565	186,565	77,677
Total Liabilities	1,485,272	4,252,418	5,833,626	1,007,430	287,117
Net Assets	$221,373,013	$922,594,419	$108,879,528	$311,182,878	$66,072,759

Net Assets:
Paid in capital	$231,676,248	$847,749,747	$125,148,624	$287,827,425	$64,860,230
Accumulated earnings/(deficit)	(10,303,235)	74,844,672	(16,269,096)	23,355,453	1,212,529
Net Assets	$221,373,013	$922,594,419	$108,879,528	$311,182,878	$66,072,759

Class I Shares^:
Net assets	$221,373,013	$922,594,419	$108,879,528	$311,182,878	$66,072,759
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	22,851,018	78,021,491	11,573,956	22,118,691	7,462,851

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.69	$11.82	$9.41	$14.07	$8.85

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2025

	PFG Fidelity	PFG Fidelity
	Institutional AM®	Institutional AM®		PFG Invesco® Equity	PFG Janus
	Equity Index Strategy	Equity Sector Strategy	PFG Global Equity	Factor Rotation	Henderson® Balanced
Assets:	Fund	Fund	Index Strategy Fund	Strategy Fund	Strategy Fund
Total Securities, at cost	$349,030,423	$420,702,102	$54,258,773	$52,184,052	$270,480,050
Total Securities, at fair value	$398,552,906	$416,785,282	$55,891,178	$56,274,234	$268,783,844
Receivable for securities sold	—	—	512,022	—	—
Receivable for Fund shares sold	552,327	356,283	2,000	2,354	107,002
Interest and dividends receivable	9,043	6,529	729	701	3,953
Total Assets	399,114,276	417,148,094	56,405,929	56,277,289	268,894,799
Liabilities:
Payable for Fund shares redeemed	726,931	830,490	33,371	13,241	379,898
Payable for securities purchased	—	—	450,724	—	—
Accrued investment advisory fees	384,567	404,428	55,024	55,497	266,694
Payable to administrator	222,176	239,844	58,083	107,857	147,476
Total Liabilities	1,333,674	1,474,762	597,202	176,595	794,068
Net Assets	$397,780,602	$415,673,332	$55,808,727	$56,100,694	$268,100,731
Net Assets:
Paid in capital	$342,539,322	$386,810,446	$53,465,875	$60,801,152	$275,876,494
Accumulated earnings/(deficit)	55,241,280	28,862,886	2,342,852	(4,700,458)	(7,775,763)
Net Assets	$397,780,602	$415,673,332	$55,808,727	$56,100,694	$268,100,731

Class I Shares^:
Net assets	$397,780,602	$415,673,332	$55,808,727	$56,100,694	$268,100,731
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	29,204,515	32,421,404	5,248,775	6,073,744	27,264,960

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.62	$12.82	$10.63	$9.24	$9.83

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2025

	PFG Janus	PFG JP Morgan®	PFG JP Morgan®
	Henderson® Tactical	Tactical Aggressive	Tactical Moderate	PFG Meeder Tactical	PFG MFS® Aggressive
Assets:	Income Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Growth Strategy Fund
Investments in unaffiliated securities, at cost	$100,274,652	$257,477,028	$123,815,913	$41,126,657	$86,651,803
Investments in affiliated securities, at cost	1,800,100	—	—	80,243,057	—
Total Securities, at cost	$102,074,752	$257,477,028	$123,815,913	$121,369,714	$86,651,803
Investments in unaffiliated securities, at fair value	$99,771,397	$273,845,261	$130,419,884	$38,983,635	$89,274,333
Investments in affiliated securities, at fair value	1,723,250	—	—	75,226,493	—
Total Securities, at fair value	$101,494,647	$273,845,261	$130,419,884	$114,210,128	$89,274,333
Receivable for securities sold	—	—	—	—	129,975
Receivable for Fund shares sold	37,818	128,033	3,537	33,146	57,683
Interest and dividends receivable	184,023	3,813	31,823	1,575	847
Total Assets	101,716,488	273,977,107	130,455,244	114,244,849	89,462,838
Liabilities:
Payable for Fund shares redeemed	317,095	56,762	23	11,434	31,421
Accrued investment advisory fees	100,932	269,279	129,909	115,393	88,164
Payable to administrator	67,736	168,084	97,996	84,592	75,710
Total Liabilities	485,763	494,125	227,928	211,419	195,295
Net Assets	$101,230,725	$273,482,982	$130,227,316	$114,033,430	$89,267,543

Net Assets:
Paid in capital	$106,868,998	$236,172,195	$126,168,028	$113,773,577	$80,782,423
Accumulated earnings/(deficit)	(5,638,273)	37,310,787	4,059,288	259,853	8,485,120
Net Assets	$101,230,725	$273,482,982	$130,227,316	$114,033,430	$89,267,543

Class I Shares^:
Net assets	$101,230,725	$273,482,982	$130,227,316	$114,033,430	$89,267,543
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,279,098	20,042,160	11,757,322	11,606,347	9,896,171

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.85	$13.65	$11.08	$9.83	$9.02

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2025

	PFG PIMCO Active Core	PFG US Equity Index
Assets:	Bond Strategy Fund	Strategy Fund
Total Securities, at cost	$152,289,968	$94,946,210
Total Securities, at fair value	$147,534,103	$96,475,337
Receivable for Fund shares sold	304,393	147,381
Interest and dividends receivable	634,793	2,678
Total Assets	148,473,289	96,625,396
Liabilities:
Payable for Fund shares redeemed	256,750	51,753
Accrued investment advisory fees	148,748	91,487
Payable to administrator	105,764	79,796
Total Liabilities	511,262	223,036
Net Assets	$147,962,027	$96,402,360

Net Assets:
Paid in capital	$166,344,703	$94,517,193
Accumulated earnings/(deficit)	(18,382,676)	1,885,167
Net Assets	$147,962,027	$96,402,360

Class I Shares^:
Net assets	$147,962,027	$96,402,360
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	17,340,079	8,991,899

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.53	$10.72

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Year Ended April 30, 2025

					PFG Fidelity
	PFG American	PFG American	PFG BNY Mellon	PFG BR Target	Institutional AM®
	Funds® Conservative	Funds® Growth	Diversifier Strategy	Allocation Equity	Core Plus Bond
	Income Strategy Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$8,450,790	$7,765,695	$5,269,949	$4,220,712	$1,942,687
Income from affiliates	—	—	—	—	637,529
Interest income	49,161	231,534	25,657	82,649	18,511
Total Investment Income	8,499,951	7,997,229	5,295,606	4,303,361	2,598,727
Expenses:
Investment advisory fees	2,690,844	11,454,749	1,418,802	3,582,571	740,259
Distribution fees (12b-1) - Class I Shares^	198,720	850,360	105,476	264,294	54,327
Administrative service fees	1,521,713	6,478,156	802,360	2,026,083	418,620
Total Expenses	4,411,277	18,783,265	2,326,638	5,872,948	1,213,206
Expenses waived	(94,442)	(403,751)	(50,143)	(125,453)	(25,820)
Net Expenses	4,316,835	18,379,514	2,276,495	5,747,495	1,187,386
Net Investment Income/(Loss)	4,183,116	(10,382,285)	3,019,111	(1,444,134)	1,411,341

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain/(loss) from:
Unaffiliated investments	(1,731,597)	22,057,647	(484,684)	14,264,185	437,107
Affiliated investments (Note 5)	—	—	—	—	206,780
Distributions received from underlying investment companies	1,944,903	58,500,902	98,814	—	—
Total realized gain/(loss)	213,306	80,558,549	(385,870)	14,264,185	643,887
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	11,032,841	(4,208,273)	2,552,746	7,364,293	993,326
Affiliated Investments (Note 5)	—	—	—	—	336,291
Total change in unrealized appreciation/(depreciation) of investments	11,032,841	(4,208,273)	2,552,746	7,364,293	1,329,617

Net Realized and Unrealized Gain on Investments	11,246,147	76,350,276	2,166,876	21,628,478	1,973,504
Net Increase in Net Assets Resulting from Operations	$15,429,263	$65,967,991	$5,185,987	$20,184,344	$3,384,845

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended or Period April 30, 2025

	PFG Fidelity	PFG Fidelity
	Institutional AM®	Institutional AM®		PFG Invesco® Equity	PFG Janus
	Equity Index Strategy	Equity Sector Strategy	PFG Global Equity	Factor Rotation	Henderson® Balanced
	Fund	Fund	Index Strategy Fund*	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$6,366,295	$3,092,788	$1,123,844	$1,064,397	$6,337,149
Income from affiliates	—	1,218,487	—	129,735	—
Interest income	144,824	183,824	11,699	13,880	67,796
Total Investment Income	6,511,119	4,495,099	1,135,543	1,208,012	6,404,945
Expenses:
Investment advisory fees	4,414,242	5,188,839	660,944	742,618	3,545,693
Distribution fees (12b-1) - Class I Shares^	324,580	385,496	48,814	55,370	264,231
Administrative service fees	2,496,364	2,934,469	373,808	419,964	2,005,207
Total Expenses	7,235,186	8,508,804	1,083,566	1,217,952	5,815,131
Expenses waived	(154,141)	(183,123)	(23,140)	(26,332)	(125,555)
Net Expenses	7,081,045	8,325,681	1,060,426	1,191,620	5,689,576
Net Investment Income/(Loss)	(569,926)	(3,830,582)	75,117	16,392	715,369

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain from:
Unaffiliated investments	14,366,126	52,880,862	1,223,797	4,879,181	2,659,026
Affiliated investments (Note 5)	—	3,728,854	—	1,106,752	—
Distributions received from underlying investment companies	165,842	10,028,108	—	—	12,559,094
Total realized gain	14,531,968	66,637,824	1,223,797	5,985,933	15,218,120
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	12,537,523	(34,838,414)	1,632,405	(615,860)	4,468,757
Affiliated Investments (Note 5)	—	(6,391,572)	—	(1,030,082)	—
Total change in unrealized appreciation/(depreciation) of investments	12,537,523	(41,229,986)	1,632,405	(1,645,942)	4,468,757

Net Realized and Unrealized Gain on Investments	27,069,491	25,407,838	2,856,202	4,339,991	19,686,877
Net Increase in Net Assets Resulting from Operations	$26,499,565	$21,577,256	$2,931,319	$4,356,383	$20,402,246

*	Commencement of operations and trading was May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended or Period April 30, 2025

	PFG Janus	PFG JP Morgan®	PFG JP Morgan®
	Henderson® Tactical	Tactical Aggressive	Tactical Moderate	PFG Meeder Tactical	PFG MFS® Aggressive
	Income Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Growth Strategy Fund
Investment Income:
Dividend income	$4,074,240	$7,041,660	$5,285,549	$878,441	$1,616,047
Income from affiliates	247,789	673,248	—	5,163,180	—
Interest income	26,478	81,932	36,762	32,294	27,270
Total Investment Income	4,348,507	7,796,840	5,322,311	6,073,915	1,643,317
Expenses:
Investment advisory fees	1,278,935	3,539,673	1,765,786	1,530,161	1,248,807
Distribution fees (12b-1) - Class I Shares^	94,916	263,527	131,832	114,004	93,538
Administrative service fees	723,261	2,001,809	998,605	865,357	706,232
Total Expenses	2,097,112	5,805,009	2,896,223	2,509,522	2,048,577
Expenses waived	(45,122)	(125,201)	(62,660)	(54,169)	(44,484)
Net Expenses	2,051,990	5,679,808	2,833,563	2,455,353	2,004,093
Net Investment Income/(Loss)	2,296,517	2,117,032	2,488,748	3,618,562	(360,776)

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain/(loss) from:
Unaffiliated investments	3,651,770	25,887,662	9,157,110	77,637	5,994,290
Affiliated investments (Note 5)	1,863,248	1,891,713	—	(257,583)	—
Distributions received from underlying investment companies	1,867,221	4,563,255	1,154,069	9,749,238	4,836,345
Total realized gain	7,382,239	32,342,630	10,311,179	9,569,292	10,830,635
Net change in unrealized depreciation of:
Unaffiliated Investments	(2,032,754)	(13,239,387)	(1,701,861)	(640,206)	(3,749,353)
Affiliated Investments (Note 5)	(925,593)	(233,474)	—	(7,962,436)	—
Total change in unrealized depreciation of investments	(2,958,347)	(13,472,861)	(1,701,861)	(8,602,642)	(3,749,353)

Net Realized and Unrealized Gain on Investment	4,423,892	18,869,769	8,609,318	966,650	7,081,282
Net Increase in Net Assets Resulting from Operations	$6,720,409	$20,986,801	$11,098,066	$4,585,212	$6,720,506

^	Class R shares were re-designated as Class I shares effective March 31, 2025

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year or Period Ended April 30, 2025

	PFG PIMCO Active
	Core Bond Strategy	PFG US Equity Index
	Fund	Strategy Fund*
Investment Income:
Dividend income	$6,900,749	$932,379
Interest income	38,061	21,469
Total Investment Income	6,938,810	953,848
Expenses:
Investment advisory fees	1,705,310	884,362
Distribution fees (12b-1) - Class I Shares^	125,388	63,831
Administrative service fees	964,373	500,123
Total Expenses	2,795,071	1,448,316
Expenses waived	(59,577)	(30,280)
Net Expenses	2,735,494	1,418,036
Net Investment Income/(Loss)	4,203,316	(464,188)

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain(loss) from:
Unaffiliated investments	(1,036,740)	1,496,458
Net change in unrealized appreciation of:
Unaffiliated Investments	5,526,233	1,529,127

Net Realized and Unrealized Gain on Investments	4,489,493	3,025,585
Net Increase in Net Assets Resulting from Operations	$8,692,809	$2,561,397

*	Commencement of operations and trading was May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

	PFG American Funds®
	Conservative Income		PFG American Funds®		PFG BNY Mellon Diversifier
	Strategy Fund		Growth Strategy Fund		Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2024	2025	2024
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$4,183,116	$3,582,528	$(10,382,285)	$(6,020,432)	$3,019,111	$1,255,079
Net realized gain/(loss) on investments	(1,731,597)	(2,863,754)	22,057,647	1,365,392	(484,684)	(12,461,648)
Distributions received from underlying investment companies	1,944,903	319,585	58,500,902	26,310,529	98,814	308,801
Net change in unrealized appreciation/(depreciation) on investments	11,032,841	(775,666)	(4,208,273)	103,007,836	2,552,746	10,084,139
Net increase/(decrease) in net assets resulting from operations	15,429,263	262,693	65,967,991	124,663,325	5,185,987	(813,629)
From Distributions to Shareholders:
Class I	(4,774,048)	(4,259,657)	(44,148,684)	(2,643,452)	(3,141,390)	(1,242,452)
Total distributions to shareholders	(4,774,048)	(4,259,657)	(44,148,684)	(2,643,452)	(3,141,390)	(1,242,452)

From Shares of Beneficial Interest:
Proceeds from shares sold	76,795,330	61,152,946	258,282,416	197,246,951	22,370,360	24,287,966
Reinvestment of distributions	4,766,689	4,242,000	44,144,985	2,641,183	3,140,860	1,242,043
Cost of shares redeemed	(69,326,379)	(57,671,355)	(186,319,070)	(109,910,025)	(32,972,196)	(62,221,174)
Net increase/(decrease) in net assets from share transactions of beneficial interest	12,235,640	7,723,591	116,108,331	89,978,109	(7,460,976)	(36,691,165)
Total increase/(decrease) in net assets	22,890,855	3,726,627	137,927,638	211,997,982	(5,416,379)	(38,747,246)

Net Assets:
Beginning of year	198,482,158	194,755,531	784,666,781	572,668,799	114,295,907	153,043,153
End of year	$221,373,013	$198,482,158	$922,594,419	$784,666,781	$108,879,528	$114,295,907

Share Activity:
Shares Sold	7,986,877	6,604,102	20,876,162	18,583,799	2,331,770	2,643,571
Shares Reinvested	503,878	454,176	3,560,079	240,326	336,641	131,992
Shares Redeemed	(7,201,753)	(6,242,350)	(15,107,569)	(10,483,601)	(3,444,679)	(6,817,603)
Net increase/(decrease) in shares of beneficial interest outstanding	1,289,002	815,928	9,328,672	8,340,524	(776,268)	(4,042,040)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG BR Target Allocation		PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®
	Equity Strategy Fund		Core Plus Bond Strategy Fund		Equity Index Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2024	2025	2024
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(1,444,134)	$(339,738)	$1,411,341	$884,265	$(569,926)	$124,576
Net realized gain/(loss) on investments	14,264,185	10,276,366	643,887	(433,424)	14,366,126	30,656,731
Distributions received from underlying investment companies	—	—	—	—	165,842	—
Net change in unrealized appreciation/(depreciation) on investments	7,364,293	13,899,735	1,329,617	(166,946)	12,537,523	12,929,520
Net increase in net assets resulting from operations	20,184,344	23,836,363	3,384,845	283,895	26,499,565	43,710,827
From Distributions to Shareholders:
Class I	—	—	(1,222,224)	(674,560)	(28,478,244)	(12,067,401)
Total distributions to shareholders	—	—	(1,222,224)	(674,560)	(28,478,244)	(12,067,401)

From Shares of Beneficial Interest:
Proceeds from shares sold	119,851,378	109,093,591	33,289,528	44,460,910	150,707,646	152,965,226
Reinvestment of distributions	—	—	1,221,900	674,173	28,476,727	12,065,690
Cost of shares redeemed	(54,975,630)	(28,610,025)	(23,293,296)	(12,813,084)	(158,607,190)	(63,832,165)
Net increase in net assets from share transactions of beneficial interest	64,875,748	80,483,566	11,218,132	32,321,999	20,577,183	101,198,751
Total increase in net assets	85,060,092	104,319,929	13,380,753	31,931,334	18,598,504	132,842,177

Net Assets:
Beginning of year	226,122,786	121,802,857	52,692,006	20,760,672	379,182,098	246,339,921
End of year	$311,182,878	$226,122,786	$66,072,759	$52,692,006	$397,780,602	$379,182,098

Share Activity:
Shares Sold	8,531,238	8,887,060	3,758,520	5,231,674	10,488,987	11,928,087
Shares Reinvested	—	—	140,448	76,523	2,050,160	923,866
Shares Redeemed	(3,925,849)	(2,376,301)	(2,616,515)	(1,492,346)	(11,458,400)	(4,991,834)
Net increase in shares of beneficial interest outstanding	4,605,389	6,510,759	1,282,453	3,815,851	1,080,747	7,860,119

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®		PFG Global Equity Index	PFG Invesco® Equity Factor
	Equity Sector Strategy Fund		Strategy Fund	Rotation Strategy Fund
	Year Ended	Year Ended	Period* Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2025	2024
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(3,830,582)	$(2,731,424)	$75,117	$16,392	$54,681
Net realized gain/(loss) on investments	56,609,716	25,624,047	1,223,797	5,985,933	(2,439,031)
Distributions received from underlying investment companies	10,028,108	3,484,765	—	—	—
Net change in unrealized appreciation/(depreciation) on investments	(41,229,986)	25,124,284	1,632,405	(1,645,942)	11,122,363
Net increase in net assets resulting from operations	21,577,256	51,501,672	2,931,319	4,356,383	8,738,013
From Distributions to Shareholders:
Class I	(38,581,791)	(8,810,409)	(588,467)	(12,657)	—
Total distributions to shareholders	(38,581,791)	(8,810,409)	(588,467)	(12,657)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	127,962,527	151,277,278	63,412,593	10,546,623	26,858,110
Reinvestment of distributions	38,571,583	8,807,702	588,467	12,657	—
Cost of shares redeemed	(124,539,810)	(109,295,979)	(10,535,185)	(17,993,926)	(7,961,276)
Net increase/(decrease) in net assets from share transactions of beneficial interest	41,994,300	50,789,001	53,465,875	(7,434,646)	18,896,834
Total increase/(decrease) in net assets	24,989,765	93,480,264	55,808,727	(3,090,920)	27,634,847

Net Assets:
Beginning of year	390,683,567	297,203,303	—	59,191,614	31,556,767
End of year	$415,673,332	$390,683,567	$55,808,727	$56,100,694	$59,191,614

Share Activity:
Shares Sold	9,127,887	12,072,596	6,179,185	1,168,769	3,579,329
Shares Reinvested	2,813,391	686,493	54,792	1,394	—
Shares Redeemed	(8,833,197)	(8,561,841)	(985,202)	(1,962,430)	(1,000,389)
Net increase/(decrease) in shares of beneficial interest outstanding	3,108,081	4,197,248	5,248,775	(792,267)	2,578,940

*	Commencement of operations and trading was May 1, 2024.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Janus Henderson®		PFG Janus Henderson® Tactical		PFG JP Morgan® Tactical
	Balanced Strategy Fund		Income Strategy Fund		Aggressive Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2024	2025	2024
Increase/(Decrease) in Net Assets
From Operations:
Net investment income	$715,369	$1,073,901	$2,296,517	$2,065,790	$2,117,032	$316,487
Net realized gain/(loss) on investments	2,659,026	(5,096,234)	5,515,018	(1,458,596)	27,779,375	8,561,975
Distributions received from underlying investment companies	12,559,094	910,896	1,867,221	677,410	4,563,255	1,508,934
Net change in unrealized appreciation/(depreciation) on investments	4,468,757	26,171,725	(2,958,347)	4,037,063	(13,472,861)	27,204,742
Net increase in net assets resulting from operations	20,402,246	23,060,288	6,720,409	5,321,667	20,986,801	37,592,138
From Distributions to Shareholders:
Class I	(1,075,107)	—	(2,518,418)	(2,264,301)	(4,858,299)	—
Total distributions to shareholders	(1,075,107)	—	(2,518,418)	(2,264,301)	(4,858,299)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	47,095,395	47,764,604	27,263,527	23,690,991	51,021,150	47,128,674
Reinvestment of distributions	1,074,873	—	2,518,033	2,263,457	4,857,607	—
Cost of shares redeemed	(70,916,958)	(67,377,902)	(32,600,814)	(45,653,515)	(63,570,837)	(70,378,907)
Net decrease in net assets from share transactions of beneficial interest	(22,746,690)	(19,613,298)	(2,819,254)	(19,699,067)	(7,692,080)	(23,250,233)
Total increase/(decrease) in net assets	(3,419,551)	3,446,990	1,382,737	(16,641,701)	8,436,422	14,341,905

Net Assets:
Beginning of year	271,520,282	268,073,292	99,847,988	116,489,689	265,046,560	250,704,655
End of year	$268,100,731	$271,520,282	$101,230,725	$99,847,988	$273,482,982	$265,046,560

Share Activity:
Shares Sold	4,719,093	5,443,821	2,731,274	2,566,214	3,633,321	3,950,833
Shares Reinvested	106,108	—	258,525	240,793	345,737	—
Shares Redeemed	(7,137,591)	(7,695,134)	(3,293,571)	(4,975,312)	(4,528,118)	(5,885,965)
Net decrease in shares of beneficial interest outstanding	(2,312,390)	(2,251,313)	(303,772)	(2,168,305)	(549,060)	(1,935,132)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical		PFG Meeder Tactical		PFG MFS® Aggressive
	Moderate Strategy Fund		Strategy Fund		Growth Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2024	2025	2024
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$2,488,748	$1,663,372	$3,618,562	$(42,035)	$(360,776)	$(320,223)
Net realized gain/(loss) on investments	9,157,110	4,100,199	(179,946)	(1,403,590)	5,994,290	1,592,790
Distributions received from underlying investment companies	1,154,069	579,260	9,749,238	1,550,489	4,836,345	2,136,932
Net change in unrealized appreciation/(depreciation) on investments	(1,701,861)	5,801,643	(8,602,642)	13,381,876	(3,749,353)	6,940,972
Net increase in net assets resulting from operations	11,098,066	12,144,474	4,585,212	13,486,740	6,720,506	10,350,471
From Distributions to Shareholders:
Class I	(1,663,228)	(779,755)	(4,122,419)	(2,479,786)	(7,668,822)	(2,983,194)
Total distributions to shareholders	(1,663,228)	(779,755)	(4,122,419)	(2,479,786)	(7,668,822)	(2,983,194)

From Shares of Beneficial Interest:
Proceeds from shares sold	17,983,537	18,966,253	22,417,332	17,261,796	18,160,349	26,691,459
Reinvestment of distributions	1,662,530	779,382	4,121,912	2,478,927	7,656,884	2,978,931
Cost of shares redeemed	(40,347,900)	(53,532,175)	(27,311,743)	(30,407,560)	(36,512,840)	(19,842,177)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(20,701,833)	(33,786,540)	(772,499)	(10,666,837)	(10,695,607)	9,828,213
Total increase/(decrease) in net assets	(11,266,995)	(22,421,821)	(309,706)	340,117	(11,643,923)	17,195,490

Net Assets:
Beginning of year	141,494,311	163,916,132	114,343,136	114,003,019	100,911,466	83,715,976
End of year	$130,227,316	$141,494,311	$114,033,430	$114,343,136	$89,267,543	$100,911,466

Share Activity:
Shares Sold	1,614,389	1,910,749	2,148,134	1,862,901	1,872,400	3,007,492
Shares Reinvested	148,839	75,963	399,798	263,996	837,733	331,729
Shares Redeemed	(3,608,490)	(5,376,458)	(2,661,211)	(3,285,738)	(3,734,436)	(2,237,055)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,845,262)	(3,389,746)	(113,279)	(1,158,841)	(1,024,303)	1,102,166

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG PIMCO Active Core		PFG US Equity Index
	Bond Strategy Fund		Strategy Fund
	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,
	2025	2024	2025
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$4,203,316	$3,680,527	$(464,188)
Net realized gain/(loss) on investments	(1,036,740)	(3,201,976)	1,496,458
Net change in unrealized appreciation on investments	5,526,233	726,107	1,529,127
Net increase in net assets resulting from operations	8,692,809	1,204,658	2,561,397
From Distributions to Shareholders:
Class I	(4,506,821)	(3,524,434)	(676,230)
Total distributions to shareholders	(4,506,821)	(3,524,434)	(676,230)

From Shares of Beneficial Interest:
Proceeds from shares sold	53,666,595	45,606,049	107,650,036
Reinvestment of distributions	4,506,821	3,523,589	676,230
Cost of shares redeemed	(38,094,937)	(38,439,813)	(13,809,073)
Net increase in net assets from share transactions of beneficial interest	20,078,479	10,689,825	94,517,193
Total increase in net assets	24,264,467	8,370,049	96,402,360

Net Assets:
Beginning of year	123,697,560	115,327,511	—
End of year	$147,962,027	$123,697,560	$96,402,360

Share Activity:
Shares Sold	6,287,338	5,481,538	10,173,259
Shares Reinvested	542,337	418,478	59,059
Shares Redeemed	(4,463,178)	(4,604,836)	(1,240,419)
Net increase in shares of beneficial interest outstanding	2,366,497	1,295,180	8,991,899

*	Commencement of operations and trading was May 1, 2024.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$9.21	$9.39	$9.81	$10.42	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.19	0.17	0.11	(0.03)	0.09
Net realized and unrealized gain/(loss) on investments	0.50	(0.14)	(0.25)	(0.43)	0.50
Total income/(loss) from investment operations	0.69	0.03	(0.14)	(0.46)	0.59
Less distributions from:
Net investment income	(0.19)	(0.17)	(0.06)	—	(0.11)
Net realized gain	(0.02)	(0.04)	(0.22)	(0.15)	(0.06)
Total distributions from net investment income and net realized gains	(0.21)	(0.21)	(0.28)	(0.15)	(0.17)
Net asset value, end of year/period	$9.69	$9.21	$9.39	$9.81	$10.42
Total return (3)	7.55%	0.23%	(1.42)%	(4.55)%	5.89%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$221,373	$198,482	$194,756	$204,525	$194,943
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	1.92%	1.84%	1.18%	(0.28)%	0.86	% (7)
Portfolio turnover rate	14%	13%	33%	34%	52	% (6)

*	PFG American Funds® Conservative Income Strategy Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$11.42	$9.49	$11.53	$14.25	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.14)	(0.09)	(0.13)	(0.23)	(0.16)
Net realized and unrealized gain/(loss) on investments	1.12	2.06	(0.09)	(1.76)	4.72
Total income/(loss) from investment operations	0.98	1.97	(0.22)	(1.99)	4.56
Less distributions from:
Net realized gain	(0.58)	(0.04)	(1.82)	(0.73)	(0.31)
Net asset value, end of year/period	$11.82	$11.42	$9.49	$11.53	$14.25
Total return (3)	8.38%	20.79%	(0.50)%	(15.06)%	45.89%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$922,594	$784,667	$572,669	$562,425	$769,747
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05	% (7)
Ratio of net investment loss to average net assets (2,4)	(1.12)%	(0.90)%	(1.29)%	(1.61)%	(1.31	)% (7)
Portfolio turnover rate	27%	6%	12%	25%	33	% (6)

*	PFG American Funds® Growth Strategy Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.25	$9.34	$10.05	$10.79	$9.63
Income/(loss) from investment operations:
Net investment income (1,2)	0.25	0.09	0.27	0.07	0.01
Net realized and unrealized gain/(loss) on investments	0.18	(0.08)	(0.49)	(0.44)	1.16
Total income/(loss) from investment operations	0.43	0.01	(0.22)	(0.37)	1.17
Less distributions from:
Net investment income	(0.27)	(0.10)	(0.34)	—	(0.01)
Net realized gain	—	—	(0.15)	(0.37)	—
Total distributions from net investment income and net realized gains	(0.27)	(0.10)	(0.49)	(0.37)	(0.01)
Net asset value, end of year	$9.41	$9.25	$9.34	$10.05	$10.79
Total return (3)	4.67%	0.06%	(2.13)%	(3.64)%	12.14%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$108,880	$114,296	$153,043	$161,793	$124,937
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05%
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment income to average net assets (2,4)	2.63%	0.94%	2.83%	0.65%	0.10%
Portfolio turnover rate	38%	26%	54%	19%	67%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Target Allocation Equity Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$12.91	$11.07	$11.38	$13.86	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.07)	(0.03)	(0.03)	(0.07)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.23	1.87	0.08	(0.99)	4.26
Total income/(loss) from investment operations	1.16	1.84	0.05	(1.06)	4.18
Less distributions from:
Net realized gain	—	—	(0.36)	(1.42)	(0.32)
Net asset value, end of year/period	$14.07	$12.91	$11.07	$11.38	$13.86
Total return (3)	8.99%	16.62%	0.70%	(9.29)%	42.12%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$311,183	$226,123	$121,803	$217,232	$136,925
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.04%	2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05	% (7)
Ratio of net investment loss to average net assets (2,4)	(0.50)%	(0.22)%	(0.29)%	(0.53)%	(0.66	)% (7)
Portfolio turnover rate	42%	161%	43%	48%	52	% (6)

*	PFG BR Target Allocation Equity Strategy Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022
Net asset value, beginning of year/period	$8.53	$8.78	$9.00	$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.21	0.19	0.06	(0.01)
Net realized and unrealized gain/(loss) on investments	0.29	(0.32)	(0.26)	(0.99)
Total income/(loss) from investment operations	0.50	(0.13)	(0.20)	(1.00)
Less distributions from:
Net investment income	(0.18)	(0.12)	(0.02)	—
Net realized gain	—	—	— (6)	—
Total distributions from net investment income and net realized gains	(0.18)	(0.12)	(0.02)	—
Net asset value, end of year/period	$8.85	$8.53	$8.78	$9.00
Total return (3)	5.94%	(1.57)%	(2.24)%	(10.00)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$66,073	$52,692	$20,761	$6,877
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.06	% (8)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.06	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	2.36%	2.24%	0.75%	(0.25	)% (8)
Portfolio turnover rate	26%	94%	70%	6	% (7)

*	PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$13.48	$12.16	$12.59	$14.12	$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	(0.02)	0.01	0.02	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.30	1.79	0.04	(0.75)	4.49
Total income/(loss) from investment operations	1.28	1.80	0.06	(0.80)	4.44
Less distributions from:
Net investment income	—	(0.04)	(0.04)	(0.02)	(0.02)
Net realized gain	(1.14)	(0.44)	(0.45)	(0.71)	(0.30)
Total distributions from net investment income and net realized gains	(1.14)	(0.48)	(0.49)	(0.73)	(0.32)
Net asset value, end of year/period	$13.62	$13.48	$12.16	$12.59	$14.12
Total return (3)	9.32%	14.93%	0.74%	(6.37)%	44.72%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$397,781	$379,182	$246,340	$132,819	$142,663
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.02%	2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.16)%	0.04%	0.15%	(0.36)%	(0.38	)% (7)
Portfolio turnover rate	21%	40%	16%	16%	30	% (6)

*	PFG Fidelity Institutional AM® Equity Index Strategy Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$13.33	$11.83	$12.38	$12.88	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.13)	(0.10)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain on investments	0.97	1.91	0.74	0.47	3.54
Total income from investment operations	0.84	1.81	0.66	0.44	3.53
Less distributions from:
Net investment income	—	—	—	(0.02)	(0.04)
Net realized gain	(1.35)	(0.31)	(1.21)	(0.92)	(0.61)
Total distributions from net investment income and net realized gains	(1.35)	(0.31)	(1.21)	(0.94)	(0.65)
Net asset value, end of year/period	$12.82	$13.33	$11.83	$12.38	$12.88
Total return (3)	5.66%	15.38%	5.95%	2.58%	35.91%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$415,673	$390,684	$297,203	$224,395	$138,652
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05	% (7)
Ratio of net investment loss to average net assets (2,4)	(0.91)%	(0.77)%	(0.65)%	(0.25)%	(0.08	)% (7)
Portfolio turnover rate	114%	57%	106%	70%	189	% (6)

*	PFG Fidelity Institutional AM® Equity Sector Strategy Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Equity Index Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class I Shares^
Period* Ended
April 30,
2025
Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.02
Net realized and unrealized gain on investments	0.72
Total income from investment operations	0.74
Less distributions from:
Net investment income	(0.05)
Net realized gain	(0.06)
Total distributions from net investment income and net realized gains	(0.11)
Net asset value, end of period	$10.63
Total return (3)	7.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$55,809
Ratio of net expenses to average net assets (4,7)	1.99%
Ratio of gross expenses to average net assets (4,5,7)	2.03%
Ratio of net investment income to average net assets (2,4,7)	0.14%
Portfolio turnover rate (6)	29%

*	PFG Global Equity Index Strategy Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Invesco® Equity Factor Rotation Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022
Net asset value, beginning of year/period	$8.62	$7.36	$7.61	$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	— (8)	0.01	(0.07)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.62	1.25	(0.18)	(2.33)
Total income/(loss) from investment operations	0.62	1.26	(0.25)	(2.37)
Less distributions from:
Net investment income	— (8)	—	—	(0.02)
Net asset value, end of year/period	$9.24	$8.62	$7.36	$7.61
Total return (3)	7.22%	17.12%	(3.29)%	(23.77)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$56,101	$59,192	$31,557	$59,251
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.04%	2.05	% (7)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	0.03%	0.12%	(0.90)%	(0.82	)% (7)
Portfolio turnover rate	57%	121%	22%	7	% (6)

*	PFG Invesco® Equity Factor Rotation Strategy Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fun distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Balanced Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022
Net asset value, beginning of year/period	$9.18	$8.42	$8.73	$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.02	0.03	0.01	—	(6)
Net realized and unrealized gain/(loss) on investments	0.67	0.73	(0.04)	(1.23)
Total income/(loss) from investment operations	0.69	0.76	(0.03)	(1.23)
Less distributions from:
Net investment income	(0.04)	—	—	(0.04)
Net realized gain	—	—	(0.28)	—
Total distributions from net investment income and net realized gains	(0.04)	—	(0.28)	(0.04)
Net asset value, end of year/period	$9.83	$9.18	$8.42	$8.73
Total return (3)	7.47%	9.03%	(0.20)%	(12.37)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$268,101	$271,520	$268,073	$274,897
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05	% (8)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	0.25%	0.40%	0.07%	(0.01	)% (8)
Portfolio turnover rate	29%	21%	37%	4	% (7)

*	PFG Janus Henderson® Balanced Strategy Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Tactical Income Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended	Year Ended	Period* Ended
	April 30,	April 30,		April 30,	April 30,	April 30,
	2025	2024		2023	2022	2021
Net asset value, beginning of year/period	$9.43	$9.14		$9.19	$11.24	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.22	0.18		0.15	0.07	0.17
Net realized and unrealized gain/(loss) on investments	0.44	0.32		(0.13)	(0.75)	1.39
Total income/(loss) from investment operations	0.66	0.50		0.02	(0.68)	1.56
Less distributions from:
Net investment income	(0.24)	(0.21)		—	(0.13)	(0.14)
Net realized gain	—	—		(0.07)	(1.24)	(0.18)
Total distributions from net investment income and net realized gains	(0.24)	(0.21)		(0.07)	(1.37)	(0.32)
Net asset value, end of year/period	$9.85	$9.43		$9.14	$9.19	$11.24
Total return (3)	6.99%	5.47	% (6)	0.34%	(7.18)%	15.69%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$101,231	$99,848		$116,490	$117,928	$116,538
Ratio of net expenses to average net assets (4)	1.99%	1.99%		2.03%	2.05%	2.05	% (8)
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%		2.05%	2.05%	2.05	% (8)
Ratio of net investment income to average net assets (2,4)	2.22%	1.93%		1.72%	0.66%	1.59	% (8)
Portfolio turnover rate	101%	41%		73%	104%	70	% (7)

*	PFG Tactical Income Strategy Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.87	$11.13	$11.80	$13.22	$8.95
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.10	0.01	0.01	0.14	(0.04)
Net realized and unrealized gain/(loss) on investments	0.92	1.73	(0.02)	(0.87)	4.31
Total income/(loss) from investment operations	1.02	1.74	(0.01)	(0.73)	4.27
Less distributions from:
Net investment income	(0.12)	—	—	(0.16)	—
Net realized gain	(0.12)	—	(0.66)	(0.53)	—
Total distributions from net investment income and net realized gains	(0.24)	—	(0.66)	(0.69)	—
Net asset value, end of year	$13.65	$12.87	$11.13	$11.80	$13.22
Total return (3)	7.87%	15.63%	0.28%	(6.17)%	47.71%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$273,483	$265,047	$250,705	$249,759	$137,843
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05%
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	0.74%	0.12%	0.07%	1.03%	(0.39)%
Portfolio turnover rate	51%	48%	99%	57%	42%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.40	$9.65	$10.52	$12.10	$9.32
Income/(loss) from investment operations:
Net investment income (1,2)	0.20	0.11	0.07	0.09	0.02
Net realized and unrealized gain/(loss) on investments	0.61	0.69	(0.14)	(0.91)	2.80
Total income/(loss) from investment operations	0.81	0.80	(0.07)	(0.82)	2.82
Less distributions from:
Net investment income	(0.13)	(0.05)	—	(0.10)	(0.04)
Net realized gain	—	—	(0.80)	(0.66)	—
Total distributions from net investment income and net realized gains	(0.13)	(0.05)	(0.80)	(0.76)	(0.04)
Net asset value, end of year	$11.08	$10.40	$9.65	$10.52	$12.10
Total return (3)	7.81%	8.33%	(0.27)%	(7.49)%	30.29%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$130,227	$141,494	$163,916	$190,631	$168,096
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05%
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment income to average net assets (2,4)	1.74%	1.09%	0.72%	0.74%	0.22%
Portfolio turnover rate	50%	62%	119%	76%	58%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.76	$8.85	$10.44	$11.34	$9.23
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.31	— (6)	(0.09)	0.06	(0.10)
Net realized and unrealized gain/(loss) on investments	0.10	1.12	0.08	(0.73)	2.32
Total income/(loss) from investment operations	0.41	1.12	(0.01)	(0.67)	2.22
Less distributions from:
Net investment income	(0.26)	—	—	—	—
Net realized gain	(0.08)	(0.21)	(1.58)	(0.23)	(0.11)
Total distributions from net investment income and net realized gains	(0.34)	(0.21)	(1.58)	(0.23)	(0.11)
Net asset value, end of year	$9.83	$9.76	$8.85	$10.44	$11.34
Total return (3)	4.11%	12.74%	0.39%	(6.09)%	24.09%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$114,033	$114,343	$114,003	$119,009	$106,050
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05%
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	2.93%	(0.04)%	(0.90)%	0.53%	(0.98)%
Portfolio turnover rate	12%	7%	11%	67%	19%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.24	$8.53	$10.32	$13.23	$9.64
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.03)	(0.03)	0.02	(0.06)	(0.14)
Net realized and unrealized gain/(loss) on investments	0.60	1.02	(0.13)	(0.39)	4.10
Total income/(loss) from investment operations	0.57	0.99	(0.11)	(0.45)	3.96
Less distributions from:
Net realized gain	(0.79)	(0.28)	(1.68)	(2.46)	(0.37)
Net asset value, end of year	$9.02	$9.24	$8.53	$10.32	$13.23
Total return (3)	6.09%	11.74%	(0.21)%	(5.81)%	41.39%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$89,268	$100,911	$83,716	$88,076	$168,971
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05%
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.36)%	(0.35)%	0.20%	(0.50)%	(1.18)%
Portfolio turnover rate	24%	18%	18%	30%	39%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG PIMCO Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.26	$8.43	$8.91	$10.15	$9.98
Income/(loss) from investment operations:
Net investment income (1,2)	0.26	0.26	0.31	0.07	0.18
Net realized and unrealized gain/(loss) on investments	0.29	(0.18)	(0.53)	(0.95)	0.27
Total income/(loss) from investment operations	0.55	0.08	(0.22)	(0.88)	0.45
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.26)	(0.08)	(0.19)
Net realized gain	—	—	—	(0.28)	(0.09)
Total distributions from net investment income and net realized gains	(0.28)	(0.25)	(0.26)	(0.36)	(0.28)
Net asset value, end of year	$8.53	$8.26	$8.43	$8.91	$10.15
Total return (3)	6.74%	0.84%	(2.43)%	(9.00)%	4.43%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$147,962	$123,698	$115,328	$141,259	$169,153
Ratio of net expenses to average net assets (4)	1.99%	1.99%	2.03%	2.05%	2.05%
Ratio of gross expenses to average net assets (4,5)	2.03%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment income to average net assets (2,4)	3.05%	3.07%	3.58%	0.71%	1.78%
Portfolio turnover rate	23%	25%	31%	53%	64%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG US Equity Index Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class I Shares^
Period* Ended
April 30,
2025
Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.07)
Net realized and unrealized gain on investments	0.89
Total income from investment operations	0.82
Less distributions from:
Net realized gain	(0.10)
Net asset value, end of period	$10.72
Total return (3)	8.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$96,402
Ratio of net expenses to average net assets (4,7)	1.99%
Ratio of gross expenses to average net assets (4,5,7)	2.03%
Ratio of net investment loss to average net assets (2,4,7)	(0.65)%
Portfolio turnover rate (6)	22%

*	PFG US Equity Index Strategy Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2025

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of seventeen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers Class I shares. Effective March 31, 2025, the fund converted its Class R shares to Class I shares. The Funds are “fund of funds”, in that each Fund will generally invest in other investment companies. The Funds and their primary investment objective, as of April 30, 2025, are as follows:

Fund	Primary Objective
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Target Allocation Equity Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Equity Index Strategy Fund	Growth of capital
PFG Invesco® Equity Factor Rotation Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG Janus Henderson® Tactical Income Strategy Fund	Current income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG PIMCO Active Core Bond Strategy Fund	Income
PFG US Equity Index Strategy Fund	Growth of capital

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for each Fund’s investments measured at fair value:

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$221,046,419	$—	$—	$221,046,419
Short-Term Investment	1,161,594	—	—	1,161,594
Total	$222,208,013	$—	$—	$222,208,013

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$922,792,314	$—	$—	$922,792,314
Short-Term Investment	3,457,394	—	—	3,457,394
Total	$926,249,708	$—	$—	$926,249,708

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,172,199	$—	$—	$2,172,199
Open End Funds	106,414,891	—	—	106,414,891
Short-Term Investment	285,070	—	—	285,070
Total	$108,872,160	$—	$—	$108,872,160

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

PFG BR Target Allocation Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$310,318,699	$—	$—	$310,318,699
Short-Term Investment	1,589,756	—	—	1,589,756
Total	$311,908,455	$—	$—	$311,908,455

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,047,168	$—	$—	$27,047,168
Open End Funds	38,766,132	—	—	38,766,132
Short-Term Investment	447,482	—	—	447,482
Total	$66,260,782	$—	$—	$66,260,782

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$396,345,009	$—	$—	$396,345,009
Short-Term Investment	2,207,897	—	—	2,207,897
Total	$398,552,906	$—	$—	$398,552,906

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$292,337,539	$—	$—	$292,337,539
Open End Funds	122,732,754	—	—	122,732,754
Short-Term Investment	1,714,989	—	—	1,714,989
Total	$416,785,282	$—	$—	$416,785,282

PFG Global Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,702,965	$—	$—	$55,702,965
Short-Term Investment	188,213	—	—	188,213
Total	$55,891,178	$—	$—	$55,891,178

PFG Invesco® Equity Factor Rotation Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,016,216	$—	$—	$56,016,216
Short-Term Investment	258,018	—	—	258,018
Total	$56,274,234	$—	$—	$56,274,234

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

PFG Janus Henderson® Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,081,564	$—	$—	$28,081,564
Open End Funds	239,758,504	—	—	239,758,504
Short-Term Investment	943,776	—	—	943,776
Total	$268,783,844	$—	$—	$268,783,844

PFG Janus Henderson® Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,453,639	$—	$—	$20,453,639
Open End Funds	80,813,717	—	—	80,813,717
Short-Term Investment	227,291	—	—	227,291
Total	$101,494,647	$—	$—	$101,494,647

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$134,310,937	$—	$—	$134,310,937
Open End Funds	138,411,769	—	—	$138,411,769
Short-Term Investment	1,122,555	—	—	1,122,555
Total	$273,845,261	$—	$—	$273,845,261

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$61,590,279	$—	$—	$61,590,279
Open End Funds	68,267,099	—	—	68,267,099
Short-Term Investment	562,506	—	—	562,506
Total	$130,419,884	$—	$—	$130,419,884

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$113,675,911	$—	$—	$113,675,911
Short-Term Investment	534,217	—	—	534,217
Total	$114,210,128	$—	$—	$114,210,128

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$12,753,961	$—	$—	$12,753,961
Open End Funds	76,328,251	—	—	76,328,251
Short-Term Investment	192,121	—	—	192,121
Total	$89,274,333	$—	$—	$89,274,333

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

PFG PIMCO Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$147,075,382	$—	$—	$147,075,382
Short-Term Investment	458,721	—	—	458,721
Total	$147,534,103	$—	$—	$147,534,103

PFG US Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$96,062,078	$—	$—	$96,062,078
Short-Term Investment	413,259	—	—	413,259
Total	$96,475,337	$—	$—	$96,475,337

*	Refer to the Schedules of Investments for industry classification.

The Funds did not hold any Level 2 or Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2022 through April 30, 2024, or expected to be taken in the Funds’ April 30, 2025 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2025, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2025, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG American Funds® Conservative Income Strategy Fund	$45,129,111	$30,704,636
PFG American Funds® Growth Strategy Fund	368,951,736	246,955,833
PFG BNY Mellon Diversifier Strategy Fund	43,061,264	50,428,940
PFG BR Target Allocation Equity Strategy Fund	184,740,308	120,903,022
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	27,140,983	15,657,392
PFG Fidelity Institutional AM® Equity Index Strategy Fund	145,669,216	73,279,131
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	504,656,097	476,164,120
PFG Global Equity Index Strategy Fund	68,792,580	15,945,817
PFG Invesco® Equity Factor Rotation Strategy Fund	34,096,261	41,389,246
PFG Janus Henderson® Balanced Strategy Fund	81,418,440	91,433,596
PFG Janus Henderson® Tactical Income Strategy Fund	104,086,168	104,890,224
PFG JP Morgan® Tactical Aggressive Strategy Fund	143,941,399	149,774,826
PFG JP Morgan® Tactical Moderate Strategy Fund	70,756,273	89,544,482
PFG Meeder Tactical Strategy Fund	23,360,000	14,929,985
PFG MFS® Aggressive Growth Strategy Fund	24,446,184	38,173,097
PFG PIMCO Active Core Bond Strategy Fund	52,419,232	32,064,303
PFG US Equity Index Strategy Fund	109,608,204	16,571,710

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for the total assets under management of all Funds managed by the Advisor less than or equal to $3 billion, and 1.20% of each Fund’s average daily net assets for the total assets under management of all Funds managed by the Advisor greater than $3 billion.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

For the year ended April 30, 2025, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG American Funds® Conservative Income Strategy Fund	$2,690,844
PFG American Funds® Growth Strategy Fund	11,454,749
PFG BNY Mellon Diversifier Strategy Fund	1,418,802
PFG BR Target Allocation Equity Strategy Fund	3,582,571
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	740,259
PFG Fidelity Institutional AM® Equity Index Strategy Fund	4,414,242
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	5,188,839
PFG Global Equity Index Strategy Fund	660,944
PFG Invesco® Equity Factor Rotation Strategy Fund	742,618
PFG Janus Henderson® Balanced Strategy Fund	3,545,693
PFG Janus Henderson® Tactical Income Strategy Fund	1,278,935
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,539,673
PFG JP Morgan® Tactical Moderate Strategy Fund	1,765,786
PFG Meeder Tactical Strategy Fund	1,530,161
PFG MFS® Aggressive Growth Strategy Fund	1,248,807
PFG PIMCO Active Core Bond Strategy Fund	1,705,310
PFG US Equity Index Strategy Fund	884,362

Effective January 1, 2023, pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Funds, (the “Expense Limitation Agreement”), the Advisor has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the total expenses incurred by each Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.99% per annum of each Fund’s average daily net assets. The Expense Limitation Agreement may be terminated by the Board upon 60 days’ written notice to the Advisor.

For the year ended April 30, 2025, the following Funds waived fees pursuant to the Expense Limitation Agreement:

Fund
PFG American Funds® Conservative Income Strategy Fund	$94,442
PFG American Funds® Growth Strategy Fund	403,751
PFG BNY Mellon Diversifier Strategy Fund	50,143
PFG BR Target Allocation Equity Strategy Fund	125,453
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	25,820
PFG Fidelity Institutional AM® Equity Index Strategy Fund	154,141
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	183,123
PFG Global Equity Index Strategy Fund	23,140
PFG Invesco® Equity Factor Rotation Strategy Fund	26,332
PFG Janus Henderson® Balanced Strategy Fund	125,555
PFG Janus Henderson® Tactical Income Strategy Fund	45,122
PFG JP Morgan® Tactical Aggressive Strategy Fund	125,201
PFG JP Morgan® Tactical Moderate Strategy Fund	62,660
PFG Meeder Tactical Strategy Fund	54,169
PFG MFS® Aggressive Growth Strategy Fund	44,484
PFG PIMCO Active Core Bond Strategy Fund	59,577
PFG US Equity Index Strategy Fund	30,280

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible for providing the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Administrative Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (the “Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisors, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Prior to March 31, 2025, each Fund accrued 0.10% of its average daily net assets under the plan. Effective March 31, 2025, the Funds no longer accrued 12b-1 fees under the Plan. For the period ended March 31, 2025, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG American Funds® Conservative Income Strategy Fund	$198,720
PFG American Funds® Growth Strategy Fund	850,360
PFG BNY Mellon Diversifier Strategy Fund	105,476
PFG BR Target Allocation Equity Strategy Fund	264,294
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	54,327
PFG Fidelity Institutional AM® Equity Index Strategy Fund	324,580
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	385,496
PFG Global Equity Index Strategy Fund	48,814
PFG Invesco® Equity Factor Rotation Strategy Fund	55,370
PFG Janus Henderson® Balanced Strategy Fund	264,231
PFG Janus Henderson® Tactical Income Strategy Fund	94,916
PFG JP Morgan® Tactical Aggressive Strategy Fund	263,527
PFG JP Morgan® Tactical Moderate Strategy Fund	131,832
PFG Meeder Tactical Strategy Fund	114,004
PFG MFS® Aggressive Growth Strategy Fund	93,538
PFG PIMCO Active Core Bond Strategy Fund	125,388
PFG US Equity Index Strategy Fund	63,831

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2025 with affiliated companies are as follows:

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316188101	Fidelity Corporate Bond ETF	$13,316,562	$4,465,522	$3,797,317	$206,780	$336,291	$14,527,838	$637,529

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316092881	Fidelity MSCI Materials Index ETF	$67,899,149	$37,100,429	$89,691,266	$3,728,854	$(6,391,572)	$12,645,594	$1,218,487

As of April 30, 2025, the PFG Fidelity Institutional AM® Equity Sector Strategy Fund did not hold any affiliated investments.

PFG Invesco Equity Factor Rotation Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
46138E396	Invesco S&P 500 Enhanced Value ETF	$10,018,652	$1,095,851	$8,539,438	$1,106,752	$(1,030,082)	$2,651,735	$129,735

As of April 30, 2025, the PFG Invesco Equity Factor Rotation Strategy Fund did not hold any affiliated investments.

PFG Janus Henderson® Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
47103Y649	Janus Henderson Asia Equity Fund, Class N*	$2,261,093	$—	$2,296,168	$208,712	$(173,637)	$—	$—
47103X823	Janus Henderson Responsible International Dividend Fund, Class N^	12,104,794	2,881,574	8,778,952	1,654,536	(675,106)	7,186,846	247,789
47103	Janus Henderson Emerging Markets Fund	—	1,800,100	—	—	(76,850)	1,723,250	—
		$14,365,887	$4,681,674	$11,075,120	$1,863,248	$(925,593)	$8,910,096	$247,789

*	As of April 30, 2025, this holding was no longer held by the PFG Tactical Income Strategy Fund.

^	As of April 30, 2025, this holding was no longer an affiliated investment of the PFG Tactical Income Strategy Fund.

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
46641Q209	JPMorgan Diversified Return International Equity ETF	$22,470,875	$3,127,258	$21,899,420	$1,891,713	$(233,474)	$5,356,952	$673,248

As of April 30, 2025, the PFG JP Morgan Tactical Aggressive Strategy Fund did not hold any affiliated investments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

PFG Meeder Tactical Strategy Fund

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	(Depreciation)	Period	Income
58510R762	Meeder Dynamic Allocation Fund, Institutional Class^	$19,253,603	$3,875,000	$2,305,000	$(369,371)	$(1,140,849)	$19,313,383	$1,261,035
58510R788	Meeder Muirfield Fund, Institutional Class	63,960,597	14,572,000	8,259,985	(99,640)	(6,345,331)	63,827,641	3,753,063
58510R655	Meeder Spectrum Fund, Institutional Class	11,496,680	1,312,000	1,145,000	211,428	(476,256)	11,398,852	149,082
		$94,710,880	$19,759,000	$11,709,985	$(257,583)	$(7,962,436)	$94,539,876	$5,163,180

^	As of April 30, 2025, this holding was no longer an affiliated investment of the PFG Meeder Tactical Strategy Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG American Funds® Conservative Income Strategy Fund	$235,955,141	$4,325,002	$(18,072,130)	$(13,747,128)
PFG American Funds® Growth Strategy Fund	918,646,173	31,080,952	(23,477,417)	7,603,535
PFG BNY Mellon Diversifier Strategy Fund	115,655,439	1,091,632	(7,874,911)	(6,783,279)
PFG BR Target Allocation Equity Strategy Fund	293,828,242	19,614,913	(1,534,700)	18,080,213
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	64,977,867	1,301,780	(18,865)	1,282,915
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	349,223,197	49,813,083	(483,374)	49,329,709
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	421,833,043	5,612,889	(10,660,650)	(5,047,761)
PFG Global Equity Index Strategy Fund	54,278,286	1,733,879	(120,987)	1,612,892
PFG Invesco® Equity Factor Rotation Strategy Fund	52,195,656	4,263,261	(184,683)	4,078,578
PFG Janus Henderson® Balanced Strategy Fund	276,980,139	903,188	(9,099,483)	(8,196,295)
PFG Janus Henderson® Tactical Income Strategy Fund	103,887,702	1,771,210	(4,164,265)	(2,393,055)
PFG JP Morgan® Tactical Aggressive Strategy Fund	260,689,043	16,916,084	(3,759,866)	13,156,218
PFG JP Morgan® Tactical Moderate Strategy Fund	126,572,548	7,207,705	(3,360,369)	3,847,336
PFG Meeder Tactical Strategy Fund	123,602,544	447,377	(9,839,793)	(9,392,416)
PFG MFS® Aggressive Growth Strategy Fund	87,980,510	3,771,512	(2,477,689)	1,293,823
PFG PIMCO Active Core Bond Strategy Fund	160,194,906	1,318,249	(13,979,052)	(12,660,803)
PFG US Equity Index Strategy Fund	94,973,735	1,808,278	(306,676)	1,501,602

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2025 and the fiscal year ended April 30, 2024 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$4,325,770	$448,278	$—	$4,774,048
PFG American Funds® Growth Strategy Fund	—	44,148,684	—	44,148,684
PFG BNY Mellon Diversifier Strategy Fund	3,141,390	—	—	3,141,390
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1,222,224	—	—	1,222,224
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	28,478,244	—	28,478,244
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	219,734	38,362,057	—	38,581,791
PFG Global Equity Index Strategy Fund	588,467	—	—	588,467
PFG Invesco® Equity Factor Rotation Strategy Fund	12,657	—	—	12,657
PFG Janus Henderson® Balanced Strategy Fund	1,075,107	—	—	1,075,107
PFG Janus Henderson® Tactical Income Strategy Fund	2,518,418	—	—	2,518,418
PFG JP Morgan® Tactical Aggressive Strategy Fund	2,118,847	2,739,452	—	4,858,299
PFG JP Morgan® Tactical Moderate Strategy Fund	1,663,228	—	—	1,663,228
PFG Meeder Tactical Strategy Fund	3,116,777	1,005,642	—	4,122,419
PFG MFS® Aggressive Growth Strategy Fund	—	7,668,822	—	7,668,822
PFG PIMCO Active Core Bond Strategy Fund	4,506,821	—	—	4,506,821
PFG US Equity Index Strategy Fund	676,230	—	—	676,230

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$3,506,604	$753,053	—	$4,259,657
PFG American Funds® Growth Strategy Fund	—	2,643,452	—	2,643,452
PFG BNY Mellon Diversifier Strategy Fund	1,242,452	—	—	1,242,452
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	674,560	—	—	674,560
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	841,816	11,225,585	—	12,067,401
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	2,564,801	6,245,608	—	8,810,409
PFG Global Equity Index Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	2,264,301	—	—	2,264,301
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	779,755	—	—	779,755
PFG Meeder Tactical Strategy Fund	—	2,479,786	—	2,479,786
PFG MFS® Aggressive Growth Strategy Fund	—	2,983,194	—	2,983,194
PFG PIMCO Active Core Bond Strategy Fund	3,524,434	—	—	3,524,434
PFG US Equity Index Strategy Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

As of April 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss
	Ordinary	Long-Term	and
	Income	Capital Gains	Late Year Loss
PFG American Funds® Conservative Income Strategy Fund	$749,173	$2,694,720	$—
PFG American Funds® Growth Strategy Fund	—	72,795,846	(5,554,709)
PFG BNY Mellon Diversifier Strategy Fund	201,468	—	(276,769)
PFG BR Target Allocation Equity Strategy Fund	4,174,630	1,100,610	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	460,982	—	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	7,678,068	(1,766,497)
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	1,821,481	32,089,166	—
PFG Global Equity Index Strategy Fund	858,458	—	(128,498)
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	714,163	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	1,168,960	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	24,154,569	—
PFG JP Morgan® Tactical Moderate Strategy Fund	2,488,464	—	—
PFG Meeder Tactical Strategy Fund	130,575	9,521,694	—
PFG MFS® Aggressive Growth Strategy Fund	—	7,191,297	—
PFG PIMCO Active Core Bond Strategy Fund	695,693	—	—
PFG US Equity Index Strategy Fund	383,565	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$(13,747,128)	$(10,303,235)
PFG American Funds® Growth Strategy Fund	—	—	7,603,535	74,844,672
PFG BNY Mellon Diversifier Strategy Fund	(9,410,516)	—	(6,783,279)	(16,269,096)
PFG BR Target Allocation Equity Strategy Fund	—	—	18,080,213	23,355,453
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	(531,368)	—	1,282,915	1,212,529
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	—	49,329,709	55,241,280
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—	—	(5,047,761)	28,862,886
PFG Global Equity Index Strategy Fund	—	—	1,612,892	2,342,852
PFG Invesco® Equity Factor Rotation Strategy Fund	(8,779,036)	—	4,078,578	(4,700,458)
PFG Janus Henderson® Balanced Strategy Fund	(293,631)	—	(8,196,295)	(7,775,763)
PFG Janus Henderson® Tactical Income Strategy Fund	(4,414,178)	—	(2,393,055)	(5,638,273)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	13,156,218	37,310,787
PFG JP Morgan® Tactical Moderate Strategy Fund	(2,276,512)	—	3,847,336	4,059,288
PFG Meeder Tactical Strategy Fund	—	—	(9,392,416)	259,853
PFG MFS® Aggressive Growth Strategy Fund	—	—	1,293,823	8,485,120
PFG PIMCO Active Core Bond Strategy Fund	(6,417,566)	—	(12,660,803)	(18,382,676)
PFG US Equity Index Strategy Fund	—	—	1,501,602	1,885,167

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	5,554,709
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	1,766,497
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—
PFG Global Equity Index Strategy Fund	128,498
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG Janus Henderson® Tactical Income Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG US Equity Index Strategy Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	276,769
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—
PFG Global Equity Index Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG Janus Henderson® Tactical Income Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG US Equity Index Strategy Fund	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$—	$—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	9,410,516	9,410,516	—
PFG BR Target Allocation Equity Strategy Fund	—	—	—	7,424,108
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	175,293	356,075	531,368	603,088
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—	—	—	—
PFG Global Equity Index Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	8,779,036	8,779,036	5,962,500
PFG Janus Henderson® Balanced Strategy Fund	293,631	—	293,631	12,530,120
PFG Janus Henderson® Tactical Income Strategy Fund	2,721,048	1,693,130	4,414,178	6,054,539
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	3,816,181
PFG JP Morgan® Tactical Moderate Strategy Fund	2,276,512	—	2,276,512	9,258,014
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG PIMCO Active Core Bond Strategy Fund	1,356,818	5,060,748	6,417,566	524,996
PFG US Equity Index Strategy Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2025 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
PFG American Funds® Conservative Income Strategy Fund	$—	$—
PFG American Funds® Growth Strategy Fund	(9,024,991)	9,024,991
PFG BNY Mellon Diversifier Strategy Fund	—	—
PFG BR Target Allocation Equity Strategy Fund	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	(486,733)	486,733
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—	—
PFG Global Equity Index Strategy Fund	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	(62,747)	62,747
PFG Janus Henderson® Balanced Strategy Fund	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	—	—
PFG MFS® Aggressive Growth Strategy Fund	(359,344)	359,344
PFG PIMCO Active Core Bond Strategy Fund	—	—
PFG US Equity Index Strategy Fund	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG American Funds® Conservative Income Strategy Fund	Charles Schwab	28%
	NFS	49%
PFG American Funds® Growth Strategy Fund	Charles Schwab	28%
	NFS	53%
PFG BNY Mellon Diversifier Strategy Fund	Charles Schwab	30%
	NFS	48%
PFG BR Target Allocation Equity Strategy Fund	Charles Schwab	25%
	NFS	58%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	NFS	38%
	Pershing	36%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	55%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Charles Schwab	28%
	NFS	48%
PFG Global Equity Index Strategy Fund	Charles Schwab	32%
	NFS	53%
PFG Invesco® Equity Factor Rotation Strategy Fund	Charles Schwab	29%
	NFS	51%
PFG Janus Henderson® Balanced Strategy Fund	Charles Schwab	30%
	NFS	45%
PFG Janus Henderson® Tactical Income Strategy Fund	Charles Schwab	28%
	NFS	46%
	Pershing	26%
PFG JP Morgan® Tactical Aggressive Strategy Fund	Charles Schwab	26%
	NFS	53%
PFG JP Morgan® Tactical Moderate Strategy Fund	Charles Schwab	28%
	NFS	43%
	Pershing	29%
PFG Meeder Tactical Strategy Fund	Charles Schwab	33%
	NFS	47%
PFG MFS® Aggressive Growth Strategy Fund	Charles Schwab	33%
	NFS	49%
PFG PIMCO Active Core Bond Strategy Fund	NFS	64%
PFG US Equity Index Strategy Fund	Charles Schwab	34%
	NFS	43%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage
Fund	Investment	of Net Assets
PFG BNY Mellon Diversifier	BNY Mellon Core Plus Fund, Class I	65.7%
Strategy Fund	BNY Mellon Global Real Return Fund, Class I	25.1%
PFG BR Target Allocation Equity Strategy Fund	iShares Core S&P 500 ETF	25.7%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Fidelity Total Bond Fund, Class Z	40.7%
PFG Fidelity Institutional AM®	Fidelity 500 Index Fund, Institutional Premium Class	60.7%
Equity Index Strategy Fund	Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
PFG Global Equity Index Strategy Fund	Vanguard Total Stock Market ETF	30.1%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund, Class N	79.9%
PFG Janus Henderson® Tactical Income Strategy Fund	Janus Henderson Flexible Bond Fund, Class N	26.2%
PFG JP Morgan® Tactical Aggressive Strategy Fund	JPMorgan BetaBuilders US Equity ETF	28.9%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Fund, Institutional Class	56.0%
PFG PIMCO Active Core	PIMCO Income Fund, Institutional Class	26.8%
Bond Strategy Fund	PIMCO Total Return Fund, Institutional Class	39.9%
PFG US Equity Index Strategy Fund	Vanguard S&P 500 ETF	44.8%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Pacific Financial Group of Mutual Funds and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Pacific Financial Group of Mutual Funds, comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, and the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund (formerly PFG Active Core Bond Strategy Fund)	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG BR Target Allocation Equity Strategy Fund (formerly PFG BR Equity ESG Strategy Fund), PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund and PFG Janus Henderson® Tactical Income Strategy Fund (formerly PFG Tactical Income Strategy Fund)	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022, and for the period from May 2, 2020 (commencement of operations) through April 30, 2021
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (formerly PFG Fidelity Institutional AM® Bond ESG Strategy Fund), PFG Invesco® Equity Factor Rotation Strategy Fund (formerly Invesco® Thematic ESG Strategy Fund) and PFG Janus Henderson® Balanced Strategy Fund	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 and for the period from October 29, 2021 (commencement of operations) through April 30, 2022
PFG Global Equity Index Strategy Fund and PFG US Equity Index Strategy Fund	For the period from May 1, 2024 (commencement of operations) through April 30, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 25, 2025

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

FOREIGN TAX CREDIT

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended April 30, 2025, and April 30, 2024 were as follows:

For fiscal year ended
4/30/2025	Foreign Taxes Paid	Foreign Source Income
PFG BR Target Allocation Equity Strategy Fund	$0.0053	$0.0697
PFG JP Morgan® Tactical Moderate Strategy Fund	$0.0054	$0.0535
PFG Janus Henderson Tactical Income Strategy Fund	$0.0059	$0.0582
PFG Global Equity Index Strategy Fund	$0.0106	$0.0987

For fiscal year ended
4/30/2024	Foreign Taxes Paid	Foreign Source Income
PFG JP Morgan® Tactical Moderate Strategy Fund	$0.0062	$0.0759
PFG Tactical Income Strategy Fund	$0.0336	$0.0894

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

The Pacific Financial Group, LLC – Adviser to the following funds *:

PFG JP Morgan Tactical Moderate Strategy Fund (“JP Morgan Moderate”),
PFG JP Morgan Tactical Aggressive Strategy Fund (“JP Morgan Aggressive”),
PFG Meeder Tactical Strategy Fund (“PFG Meeder”),
PFG BNY Mellon Diversifier Strategy Fund (“PFG BNY Mellon”)
PFG PIMCO Active Core Bond Strategy Fund (“PFG PIMCO”),
PFG MFS® Aggressive Growth Strategy Fund (“PFG MFS”),
PFG American Funds® Growth Strategy Fund (“PFG American Growth”),
PFG American Funds® Conservative Income Strategy Fund (“PFG American Conservative”),
PFG BR Target Allocation Equity Strategy Fund (“PFG BR Target”),
PFG Fidelity Institutional AM® Equity Sector Strategy Fund (“PFG Fidelity Sector”),
PFG Fidelity Institutional AM® Equity Index Strategy Fund (“PFG Fidelity Index”),
PFG Tactical Income Strategy Fund (“PFG Tactical”)
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (“PFG Fidelity Core”)
PFG Janus Henderson® Balanced Strategy Fund (“PFG Janus Balanced”)
PFG Invesco® Equity Factor Rotation Strategy Fund (“PFG Invesco”)
(each the “Fund” and collectively the “PFG Funds”) *

In connection with the regular meeting held on November 12-13, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“PFG” or the “Adviser”) and the Trust, with

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

respect to the PFG Funds. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Adviser was established in 1984 and provided investment solutions and money management services for retirement plan participants which were customized to their individual financial goals and risk profiles through model portfolios. The Board acknowledged that the Adviser created and administered a unique program that enabled retirement plan participants to access the combined experience and skills of the Adviser’s investment team, in addition to well-known strategists to construct customized model portfolios. The Board established that the Adviser managed approximately $3.6 billion in assets and when combined with its affiliates managed over $4.4 billion. The Board evaluated the background information of key investment personnel responsible for servicing the PFG Funds taking into consideration the team’s financial industry experience and educational background. The Board observed that the Adviser executed ongoing due diligence on each PFG Fund’s models and strategy. The Board contemplated the Adviser’s investment process and recognized that the Adviser used third-party research tools to evaluate investment performance relative to relevant peer groups and benchmarks. The Board further observed that the third-party research tools allowed investors to build bespoke portfolios that incorporated each investor’s risk tolerances and investment goals. The Board appraised the Adviser’s broker-dealer criteria selection and noted that the Adviser selected and evaluated broker-dealers based on a variety of abilities including execution quality, commission rates, trade reporting analysis, and research provided. The Board recognized that the Adviser engaged a third-party to assist with its cybersecurity program and reported no data security incidents over the past year. The Adviser conveyed no material compliance or litigation issues since the previous advisory contract renewal. The Board concluded that the Adviser provided quality service to the PFG Funds and their respective shareholders.

Performance.

JP Morgan Moderate. The Board considered the Fund’s objective and strategy, observing that its primary objective was to provide capital appreciation with a secondary objective of income by investing 80% of the Fund’s assets in funds advised by J.P. Morgan. The Board remarked that the Fund underperformed the category median and Morningstar category median across all time periods. The Board considered the Fund’s standard deviation, observing that it ranked in the fourth quartile among the peer group and Morningstar category for the one-year period. The Board noted that the Adviser attributed underperformance to its diversification in international and emerging markets and small capitalization securities, in addition to a more conservative stance since the Covid-19 epidemic. The Board recognized that while the Fund may underperform at times because of the tactically defensive strategy it could also provide shareholders lower volatility.

JP Morgan Aggressive. The Board evaluated the Fund’s performance, noting that the Fund’s returns underperformed the peer group median returns for the one and three year period, however, it outperformed the category median and its Morningstar benchmark. The Board stated that the Fund underperformed the Morningstar category peer group median and category median for the for the five year and since inception periods. The Board noted that the Fund’s diversified nature detracted from performance when international markets lagged and underperformed because of defensive positions taken during the Covid-19 pandemic. The Board considered Fund’s consistent performance compared to its category median, peer median and benchmark, and noted that the Fund had reasonable performance since inception. The Board agreed that performance was satisfactory.

PFG Meeder. The Board reviewed the Fund’s objective and strategy, noting that its objective was to provide capital appreciation by investing 80% of the Fund’s assets in funds managed by Meeder Investment Management, Inc. The Board observed that the Fund had outperformed the Morningstar category median, peer group median, and benchmark index over the one-year period. The Board recognized that the Fund outperformed its peer group median over the 5 year and since inception time periods, while underperforming the category median and Morningstar benchmark. The Board remarked that the Fund’s strong

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performance over the 1 year period was driven by its weighting in the Meeder Muirfield fund and other more aggressively allocated funds. The Board further noted that the Fund’s longer term performance lag was due to risk off trades in 2018, 2022, and 2023. The Board concluded that the Adviser was executing the strategy as designed.

PFG BNY Mellon. The Board considered the Fund’s objective and strategy, noting that it was designed to invest more than 80% of the Fund’s assets in funds advised by BNY Mellon Investor Solutions, LLC. The Board reviewed the Fund’s performance, acknowledging that it underperformed the peer group median and Morningstar category median for the one, three, five year and since inception periods while it outperformed the benchmark for the same periods. The Board stated that the Fund is very conservative, which was reflected in the low standard deviation, which it ranked in the top peer group and category quartile for all time periods. The Board concluded that the Adviser was managing the strategy as designed.

PFG PIMCO. The Board discussed the Fund’s strategy and recent performance, noting that the Adviser invested 80% of the Fund’s assets in funds, primarily those managed by Pacific Investment Management Company LLC. The Board observed that the Fund outperformed its benchmark index while it underperformed its Morningstar category and peer group median for the one-year period and outperformed its peer group median while underperforming its Morningstar benchmark and category median for the three-year period. They further remarked that the Fund underperformed its peer group, benchmark index, and Morningstar category for the five-year and since inception time periods. The Board acknowledged the Adviser’s assertion that the underperformance was due to allocations to emerging market bonds, low duration bonds, and diversified income funds. The Board concluded that the Adviser had managed the Fund consistent with its investment objective.

PFG MFS. The Board evaluated the Fund’s investment objective and strategy, noting that the Adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in funds managed by MFS Investment Management. They observed that the Fund underperformed the Fund’s Morningstar category median and benchmark index, while outperforming it peer group median over the one- and three-year periods. The Board further remarked that the Fund had underperformed its peer group median, category median and Morningstar category over the five-year and since inception periods. The Board noted that the Fund’s standard deviation was in the top quartile relative to its peer group for all time periods and that periods of underperformance were attributed to exposure to commodities, in addition to the Fund’s growth bias when value securities performed well. The Board concluded that the Fund was managed as designed and was meeting its objective.

PFG American Growth. The Board examined the Fund’s investment objective and strategy, noting that the Adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in mutual funds managed by Capital Research and Management. They reviewed the Fund’s performance and recognized that it outperformed the Morningstar category for the one-year period while it underperformed its peer group median and category median over the same time. They remarked that the Fund underperformed the peer group median, Morningstar Category, and benchmark index over the three-year and since inception periods. The Board acknowledged the Adviser’s stated underperformance explanation to the Fund’s diversified approach, which used international and small capitalization funds, which were underweight the technology sector. The Board recognized that the Fund’s standard deviation was in the top quartile for all time periods relative to its category and that the Fund was managed as designed.

PFG American Conservative. The Board considered the Fund’s investment strategy and objective and noted that the Fund underperformed the category median, peer group median and benchmark index for the one-year and since inception periods. The Board stated that the Fund outperformed the benchmark index and underperformed the category median and peer group median over the three-year timeframe. They noted the conservative nature of the Fund, which was evident with the standard deviation in the top quartile for its peer group and category for all periods since inception, but it was noted that the conservative positioning led to low Sharpe and Sortino Ratios. They also acknowledged the Adviser’s intermediate fixed income positions detracted from performance and that the Adviser expected better performance in a rate easing cycle. The Board concluded that the Adviser should continue managing the Fund.

PFG BR Target. The Board discussed the Fund’s objective and strategy and noted that the Adviser invested 80% of the Fund’s assets in ETFs that were managed by BlackRock Fund Advisors, LLC that primarily invested in either or both U.S. and foreign equity securities of any capitalization. They recognized that the Fund underperformed its peer group and category medians over the one-year period but it outperformed its Morningstar category over the same time. The Board also observed that the Fund

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underperformed its category median, peer median group and Morningstar category for each of the three-year and since inception periods. The Board noted that the Adviser changed the Fund’s strategy from ESG to non-ESG focused over the prior year, which appeared to have benefited its performance. The Board concluded that the Adviser should be retained so that the Fund’s non-ESG strategy performance can be evaluated over a longer time period and that performance was acceptable.

PFG Fidelity Sector. The Board evaluated the Fund’s investment objective and strategy, noting that the Adviser sought to achieve the Fund’s investment objective by investing at least 80% of the Fund’s assets in Fidelity mutual funds and Fidelity ETFs. They stated that the Fund outperformed its peer group median and category median over the one-year and since inception periods but outperformed its Morningstar Category over the same time. The Board noted that the Fund outperformed the peer group median, category median and Morningstar category over the three-year period. The Board recognized the Fund’s technology exposure as a positive contributing factor to its performance. The Board concluded that the Adviser had managed the Fund in a manner consistent with its investment objective.

PFG Fidelity Index. The Board considered the Fund’s investment objective and strategy, noting that the Adviser invested more than 80% of the Fund’s assets in mutual funds and ETFs managed by Fidelity. They assessed the performance of the Fund, noting that it underperformed its peer group median over the one-year period, but outperformed the category peer group and the Morningstar Category over the same period. The Board further observed that the Fund outperformed its category median, Morningstar Category and peer group median over the three-year period and since inception it underperformed all three. The Board acknowledged the Adviser’s assertion that performance was hampered since inception because it was not fully invested until October 2020 because of Covid-19 concerns, however, it has performed well once it was fully invested. The Board concluded that the Adviser implemented the Fund’s strategy as designed and the Adviser should be afforded additional time to achieve the Fund’s potential.

PFG Tactical. The Board considered the Fund’s investment objective and strategy and noted that the Adviser utilized research services provided by Counterpoint Mutual Funds, LLC and Janus Capital Management, LLC. The Board observed that the Fund outperformed its peer group median over the one-year period, underperformed the category median and performed in line with the Morningstar benchmark over the same time. They noted that the Fund underperformed its peer median group, category median and Morningstar category over the three-year and since inception timeframes. The Board acknowledged the Adviser’s explanation that the Fund was conservatively positioned the Fund’s portfolio since inception, which detracted from performance. The Board noted that the Fund was performing in a manner consistent with its investment objective.

PFG Fidelity Core. The Board reviewed the Fund’s strategy and recent performance, noting that the Adviser invested 80% of the Fund’s assets in Fidelity mutual funds and Fidelity ETFs. They further noted that the Fund underperformed its peer group, Morningstar benchmark, and category median group over the one-year and since inception periods but recognized the Fund’s short operating history. The Board also noted that the Adviser recently altered the strategy of the Fund from ESG to non-ESG focused. The Board established that the Adviser should be provided additional time to further review performance and that the Fund was being managed as designed.

PFG Janus Balanced. The Board considered the Fund’s investment objective and strategy, noting that the Adviser invested more than 80% of the Fund’s assets in mutual funds and ETFs managed by Janus Capital Management, LLC. The Board observed that during the relatively short history of the Fund, it underperformed the category median for the one-year period and outperformed its peer group and Morningstar benchmark over the same timeframe. The Board noted that since inception the Fund underperformed the category and peer group medians and its Morningstar benchmark. The Board recognized the Fund’s underperformance since inception was attributable to small capitalization fund holdings and higher quality bonds rather than high yield bonds. The Board recognized that the Adviser had managed the Fund as designed and should be afforded additional time to manage the Fund in accordance with its objective.

PFG Invesco. The Board examined the Fund’s investment objective and strategy, noting that the Adviser invested more than 80% of the Fund’s assets in mutual funds and ETFs managed by Investor Advisers, Inc. The Board observed that during the short history of the Fund, the Fund underperformed its Morningstar benchmark over the one-year and since inception periods and outperformed its peer group and category medians over the same time. The Board concluded that the Adviser had managed the Fund as designed and should be retained over a longer period for further evaluation.

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Fees and Expenses. The Board observed that each Fund’s advisory fee was higher than its respective Morningstar category and peer group median and average.

JP Morgan Moderate. The Board considered that the fee was above the category average of 0.35%, and equal to the category high.

JP Morgan Aggressive. The Board considered that the fee was above the category average of 0.70%, and equal to the category high.

PFG Meeder. The Board considered that the fee was above the category average of 0.91%, and equal to the category high.

PFG BNY Mellon. The Board considered that the fee was above the category average of 0.55%, and below the category high of 1.50%.

PFG PIMCO: The Board considered that the fee was above the category average of 0.38%, and equal to the category high.

PFG MFS. The Board considered that the fee was above the category average of 0.70%, and equal to the category high.

PFG American Growth: The Board considered that the fee was above the category average of 0.63%, and equal to the category high.

PFG American Conservative: The Board considered that the fee was above the category average of 0.38%, and equal to the category high.

PFG BR Target: The Board considered that the fee was above the category average of 0.62%, and below the category high of 1.62%.

PFG Fidelity Sector. The Board considered that the fee was above the category average of 0.62%, and below the category high of 1.62%.

PFG Fidelity Index. The Board considered that the fee was above the category average of 0.70%, and equal to the category high.

PFG Tactical. The Board considered that the fee was above the category average of 0.30%, and equal to the category high.

PFG Fidelity Core. The Board considered that the fee was above the category average of 0.38%, and equal to the category high.

PFG Janus Balanced. The Board considered that the fee was above the category average of 0.35%, and equal to the category high.

PFG Invesco. The Board considered that the fee was above the category average of 0.83%, and equal to the category high.

The Board noted that a portion of the Adviser’s reasonable profits derived from its total compensation paid by the PFG Funds was paid to third-party investment advisers that delivered ongoing shareholder services and investment advice to the shareholders. The Board acknowledged that the risk-based strategies afforded shareholders the option to establish an investment plan based on an individual risk profile. The Board evaluated each Fund’s net expense ratio of 1.99%, observing that the net expense ratio was higher than the peer group and Morningstar category median and average. The Board deliberated the reasonableness of the fees, contemplated the ancillary benefits of the administrative services fee, and determined that each Fund’s advisory fee was not unreasonable given the package of distinctive services provided to each of the PFG Funds and its respective shareholders.

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Profitability. The Board examined the profitability analysis furnished by the Adviser, which examined income and expenses related solely to each Fund’s Advisory Agreement, profits from supplementary services provided to each of the PFG Funds under the administrative services agreement, and on an aggregate basis. The Board observed that with respect to each Fund, the Adviser’s profitability was reasonable in terms of both percentage of revenue and actual dollars paid given the level of services provided to the PFG Funds. The Board concluded that the Adviser’s profits on an aggregate and on a fund by fund basis were not excessive.

Economies of Scale. The Board contemplated whether the Adviser had achieved economies of scale with respect to the management of the PFG Funds. They acknowledged that the Adviser does not anticipate any obstacles to growth, from an investment management, compliance, or operational perspective given the investments made by the Adviser to enhance the infrastructure of the Adviser’s business. They observed that each of the advisory fees provided breakpoints at a certain aggregate asset level, and that the Adviser and the Board would continue to monitor the growth in assets of the PFG Funds and whether the PFG Funds, on an aggregate basis, reached a level where additional concessions should be considered. The Board acknowledged that PFG had agreed to further evaluate potential fee reductions. After further dialogue, the Board concluded that the current breakpoints were reasonable.

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April 30, 2025

Conclusion. The Board requested and received such information from the Adviser as deemed to be reasonably necessary to assess the terms of the Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the shareholders of each of the PFG Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the PFG Funds.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
1920 Adelicia Street, Suite 500
Nashville, TN 37212

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 9/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 9/3/25

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 9/3/25